UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)

As of November 30, 2018

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
United States Treasury Bill	2.102%–2.111%	12/6/18	1,359,468	1,359,072
United States Treasury Bill	2.153%–2.204%	12/11/18	478,819	478,531
United States Treasury Bill	2.097%–2.141%	12/13/18	1,243,163	1,242,291
United States Treasury Bill	2.136%–2.150%	12/20/18	1,000,000	998,876
United States Treasury Bill	2.217%–2.250%	12/26/18	560,769	559,905
United States Treasury Bill	2.187%–2.197%	12/27/18	1,221,000	1,219,077
United States Treasury Bill	2.248%	1/2/19	383,000	382,237
United States Treasury Bill	2.187%	1/3/19	1,300,000	1,297,408
United States Treasury Bill	2.291%–2.293%	1/8/19	411,816	410,823
United States Treasury Bill	2.308%	1/15/19	34,000	33,902
United States Treasury Bill	2.163%–2.283%	1/17/19	1,189,000	1,185,527
United States Treasury Bill	2.298%–2.323%	1/22/19	1,750,000	1,744,165
United States Treasury Bill	2.180%–2.319%	1/31/19	1,875,523	1,868,322
United States Treasury Bill	2.204%–2.283%	2/7/19	1,800,000	1,792,191
United States Treasury Bill	2.204%–2.354%	2/14/19	1,700,000	1,691,796
United States Treasury Bill	2.359%–2.369%	2/21/19	1,684,174	1,675,176
United States Treasury Bill	2.384%–2.390%	2/28/19	1,761,642	1,751,310
United States Treasury Bill	2.290%–2.291%	3/14/19	518,990	515,627
United States Treasury Bill	2.317%–2.340%	3/21/19	282,673	280,692
United States Treasury Bill	2.348%	3/28/19	300,000	297,738
United States Treasury Bill	2.409%	4/11/19	338,000	335,073
United States Treasury Bill	2.433%–2.445%	4/18/19	367,671	364,270
United States Treasury Bill	2.455%	4/25/19	251,075	248,623
[2] United States Treasury Floating Rate Note	2.384%	1/31/20	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $22,232,632)				22,232,632
Total Investments (99.5%) (Cost $22,232,632)				22,232,632
Other Assets and Liabilities-Net (0.5%)				119,315
Net Assets (100%)				22,351,947

1            Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2            Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any

Treasury Money Market Fund

investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Communication Services (7.8%)
	Verizon Communications Inc.	384,567	23,189
	AT&T Inc.	675,894	21,115
	Walt Disney Co.	73,364	8,473
	Comcast Corp. Class A	212,793	8,301
	Twenty-First Century Fox Inc. Class A	98,136	4,855
	Twenty-First Century Fox Inc.	45,306	2,221
	CenturyLink Inc.	88,525	1,664
	Omnicom Group Inc.	20,898	1,609
	Viacom Inc. Class B	32,865	1,014
	CBS Corp. Class B	17,313	938
*	Discovery Communications Inc.	33,431	934
	Interpublic Group of Cos. Inc.	35,688	839
*	DISH Network Corp. Class A	21,308	698
	News Corp. Class A	42,798	555
*,^	Discovery Communications Inc. Class A	14,621	449
*	Take-Two Interactive Software Inc.	3,713	407
*	TripAdvisor Inc.	6,007	385
	News Corp. Class B	4,699	63
			77,709
Consumer Discretionary (5.5%)
	General Motors Co.	122,123	4,635
	Target Corp.	49,006	3,478
	Ford Motor Co.	364,364	3,429
	TJX Cos. Inc.	64,221	3,137
	NIKE Inc. Class B	39,344	2,956
	Starbucks Corp.	41,465	2,767
	Lowe’s Cos. Inc.	24,161	2,280
	Yum! Brands Inc.	16,256	1,499
	Best Buy Co. Inc.	22,641	1,462
	Dollar General Corp.	12,864	1,428
	Genuine Parts Co.	13,671	1,418
	Hilton Worldwide Holdings Inc.	16,667	1,259
	Carnival Corp.	20,622	1,243
	Advance Auto Parts Inc.	6,890	1,224
*	O’Reilly Automotive Inc.	3,452	1,197
*	AutoZone Inc.	1,402	1,134
	Ross Stores Inc.	11,904	1,043
	Kohl’s Corp.	15,503	1,041
	Macy’s Inc.	28,547	977
	Newell Brands Inc.	40,420	946
	VF Corp.	11,490	934
	PVH Corp.	7,133	788
	Whirlpool Corp.	6,001	757
	MGM Resorts International	26,638	718
	L Brands Inc.	21,231	703
*	Chipotle Mexican Grill Inc. Class A	1,389	657
	Harley-Davidson Inc.	15,493	655
	Tractor Supply Co.	6,689	636

	Tapestry Inc.	16,340	636
	Royal Caribbean Cruises Ltd.	5,428	614
	Foot Locker Inc.	10,873	613
	Ralph Lauren Corp. Class A	5,138	572
	Nordstrom Inc.	10,659	564
	Gap Inc.	20,207	551
	Expedia Group Inc.	4,531	547
*	CarMax Inc.	8,214	543
	Tiffany & Co.	5,876	535
	Goodyear Tire & Rubber Co.	22,078	511
	Darden Restaurants Inc.	4,620	511
*	Ulta Beauty Inc.	1,635	487
	Leggett & Platt Inc.	12,127	470
	Lennar Corp. Class A	10,850	464
	Hasbro Inc.	5,015	456
*	Under Armour Inc. Class A	17,262	412
*	Under Armour Inc.	17,783	397
	Garmin Ltd.	5,630	375
*	LKQ Corp.	12,387	345
*	Mattel Inc.	23,456	326
	Hanesbrands Inc.	19,540	311
*	Mohawk Industries Inc.	2,066	265
	BorgWarner Inc.	6,445	255
	H&R Block Inc.	6,883	186
	Lennar Corp. Class B	364	13
			55,360
Consumer Staples (10.6%)
	Procter & Gamble Co.	145,950	13,794
	Walmart Inc.	133,568	13,043
	Coca-Cola Co.	195,922	9,875
	Costco Wholesale Corp.	40,818	9,440
	PepsiCo Inc.	67,134	8,186
	Walgreens Boots Alliance Inc.	78,516	6,648
	Philip Morris International Inc.	72,339	6,260
	Mondelez International Inc. Class A	136,501	6,140
	Altria Group Inc.	77,202	4,233
	Sysco Corp.	44,513	3,000
	Kraft Heinz Co.	57,881	2,959
	Colgate-Palmolive Co.	42,808	2,719
	Archer-Daniels-Midland Co.	52,107	2,398
	Kroger Co.	74,168	2,200
	Kimberly-Clark Corp.	18,126	2,091
	Tyson Foods Inc. Class A	27,563	1,625
	General Mills Inc.	36,084	1,527
	Conagra Brands Inc.	43,694	1,413
	Molson Coors Brewing Co. Class B	17,442	1,147
	Hormel Foods Corp.	25,286	1,140
	JM Smucker Co.	10,577	1,105
	Kellogg Co.	15,063	959
	McCormick & Co. Inc./MD	5,753	863
	Clorox Co.	5,121	848
	Church & Dwight Co. Inc.	10,725	710
	Campbell Soup Co.	17,894	702
	Hershey Co.	5,978	647
	Coty Inc. Class A	42,019	350

	Brown-Forman Corp. Class B	5,158	246
			106,268
Energy (11.6%)
	Exxon Mobil Corp.	394,056	31,327
	Chevron Corp.	178,343	21,212
	ConocoPhillips	108,168	7,159
	Schlumberger Ltd.	128,846	5,811
	Occidental Petroleum Corp.	71,178	5,002
	Marathon Petroleum Corp.	62,294	4,059
	Phillips 66	39,756	3,718
	EOG Resources Inc.	35,043	3,620
	Valero Energy Corp.	39,783	3,179
	Kinder Morgan Inc./DE	176,657	3,016
	Williams Cos. Inc.	112,567	2,850
	Halliburton Co.	81,922	2,575
	Anadarko Petroleum Corp.	47,667	2,522
*	Concho Resources Inc.	18,644	2,430
	ONEOK Inc.	38,286	2,352
	Pioneer Natural Resources Co.	15,863	2,344
	Marathon Oil Corp.	79,578	1,328
	Apache Corp.	35,567	1,249
	Devon Energy Corp.	43,590	1,178
	National Oilwell Varco Inc.	35,583	1,143
	Baker Hughes a GE Co. Class A	47,278	1,079
	Noble Energy Inc.	44,925	1,066
	HollyFrontier Corp.	15,072	942
	TechnipFMC plc	39,728	917
	Hess Corp.	16,153	870
	Diamondback Energy Inc.	7,622	841
	Helmerich & Payne Inc.	10,132	614
	Cabot Oil & Gas Corp.	22,171	558
	Cimarex Energy Co.	6,029	494
*	Newfield Exploration Co.	18,635	316
	EQT Corp.	83	2
			115,773
Financials (23.5%)
*	Berkshire Hathaway Inc. Class B	181,439	39,597
	JPMorgan Chase & Co.	312,805	34,781
	Wells Fargo & Co.	403,428	21,898
	Citigroup Inc.	234,228	15,176
	Bank of America Corp.	449,562	12,768
	US Bancorp	142,514	7,761
	Goldman Sachs Group Inc.	32,681	6,232
	PNC Financial Services Group Inc.	43,214	5,868
	Chubb Ltd.	43,115	5,766
	Morgan Stanley	123,425	5,479
	Bank of New York Mellon Corp.	85,625	4,393
	MetLife Inc.	92,596	4,133
	Capital One Financial Corp.	44,526	3,993
	BB&T Corp.	72,082	3,683
	Prudential Financial Inc.	38,815	3,639
	American International Group Inc.	82,690	3,576
	Aflac Inc.	71,456	3,268
	Travelers Cos. Inc.	24,914	3,248
	American Express Co.	26,287	2,951
	SunTrust Banks Inc.	42,886	2,689

	State Street Corp.	35,317	2,579
	Discover Financial Services	31,899	2,274
	M&T Bank Corp.	13,385	2,262
	CME Group Inc.	10,872	2,067
	BlackRock Inc.	4,692	2,008
	KeyCorp	97,956	1,797
	Marsh & McLennan Cos. Inc.	20,221	1,794
	Fifth Third Bancorp	62,048	1,733
	Synchrony Financial	63,461	1,649
	Citizens Financial Group Inc.	44,322	1,612
	Regions Financial Corp.	96,208	1,583
	Aon plc	9,267	1,530
	Allstate Corp.	17,091	1,524
	Huntington Bancshares Inc.	102,830	1,500
	Hartford Financial Services Group Inc.	33,383	1,475
	Lincoln National Corp.	20,147	1,269
	Loews Corp.	25,901	1,245
	Cincinnati Financial Corp.	14,079	1,151
	Willis Towers Watson plc	7,058	1,125
	Franklin Resources Inc.	28,425	963
	Northern Trust Corp.	9,550	948
	Zions Bancorp NA	18,127	882
	Everest Re Group Ltd.	3,798	844
	Invesco Ltd.	38,202	777
	Unum Group	20,334	730
	Principal Financial Group Inc.	13,300	656
	Arthur J Gallagher & Co.	8,321	641
	Jefferies Financial Group Inc.	26,960	589
	Comerica Inc.	7,374	584
	People’s United Financial Inc.	34,622	584
	Ameriprise Financial Inc.	4,092	531
	Nasdaq Inc.	5,574	509
	Raymond James Financial Inc.	6,352	506
	Torchmark Corp.	5,596	484
	Assurant Inc.	4,909	477
*	Brighthouse Financial Inc.	11,156	449
	Affiliated Managers Group Inc.	2,736	304
			234,534
Health Care (12.3%)
	Johnson & Johnson	114,856	16,872
	Pfizer Inc.	294,620	13,620
	Merck & Co. Inc.	155,942	12,372
	CVS Health Corp.	119,748	9,604
	Medtronic plc	71,646	6,988
	Danaher Corp.	57,313	6,278
*	Express Scripts Holding Co.	52,331	5,310
	Amgen Inc.	24,698	5,143
	Allergan plc	29,698	4,651
	Humana Inc.	12,823	4,225
	Eli Lilly & Co.	34,695	4,116
	Anthem Inc.	11,372	3,299
	Gilead Sciences Inc.	42,230	3,038
	Bristol-Myers Squibb Co.	56,197	3,004
	Thermo Fisher Scientific Inc.	10,498	2,620
	McKesson Corp.	18,596	2,315
*	Biogen Inc.	5,815	1,941
	HCA Healthcare Inc.	11,563	1,665

*	Mylan NV	48,016	1,626
	Cardinal Health Inc.	28,764	1,577
	Baxter International Inc.	20,368	1,396
	AmerisourceBergen Corp. Class A	14,914	1,326
*	Henry Schein Inc.	14,240	1,270
*	Alexion Pharmaceuticals Inc.	9,967	1,227
	Quest Diagnostics Inc.	12,711	1,126
	Universal Health Services Inc. Class B	8,006	1,105
	Zimmer Biomet Holdings Inc.	8,328	975
*	IQVIA Holdings Inc.	6,330	792
	Dentsply Sirona Inc.	20,676	781
*	DaVita Inc.	11,795	779
*	Laboratory Corp. of America Holdings	3,980	580
*	Varian Medical Systems Inc.	4,011	495
	Perrigo Co. plc	7,498	467
*	WellCare Health Plans Inc.	1,767	450
	PerkinElmer Inc.	3,908	340
			123,373
Industrials (9.1%)
	United Technologies Corp.	75,343	9,180
	General Electric Co.	808,920	6,067
	Union Pacific Corp.	33,038	5,081
	Honeywell International Inc.	28,333	4,158
	United Parcel Service Inc. Class B	32,913	3,795
	Caterpillar Inc.	26,553	3,602
	Delta Air Lines Inc.	58,570	3,556
	Eaton Corp. plc	40,328	3,103
	Johnson Controls International plc	86,086	2,994
	Lockheed Martin Corp.	8,765	2,633
	Norfolk Southern Corp.	14,338	2,448
	General Dynamics Corp.	12,964	2,397
	Emerson Electric Co.	34,522	2,331
	FedEx Corp.	9,738	2,230
	Cummins Inc.	13,990	2,113
	Deere & Co.	13,479	2,088
*	United Continental Holdings Inc.	21,321	2,062
	PACCAR Inc.	32,639	2,031
	Raytheon Co.	10,360	1,817
*	IHS Markit Ltd.	33,223	1,773
	Ingersoll-Rand plc	13,232	1,370
	Northrop Grumman Corp.	5,190	1,349
	L3 Technologies Inc.	7,285	1,335
	WW Grainger Inc.	4,235	1,330
	Textron Inc.	23,101	1,297
	CH Robinson Worldwide Inc.	12,883	1,189
	Parker-Hannifin Corp.	5,417	932
	Nielsen Holdings plc	33,126	900
	Snap-on Inc.	5,254	873
	Southwest Airlines Co.	15,825	864
	Arconic Inc.	39,969	859
	Republic Services Inc. Class A	10,942	846
	Alaska Air Group Inc.	11,450	839
	Fortive Corp.	9,716	739
	Jacobs Engineering Group Inc.	11,085	728
	American Airlines Group Inc.	17,533	704
	Fastenal Co.	11,747	696
*	Verisk Analytics Inc. Class A	5,516	680

	Pentair plc	15,019	641
	Stanley Black & Decker Inc.	4,837	633
	Rockwell Automation Inc.	3,552	619
	Flowserve Corp.	12,176	591
	Harris Corp.	4,045	578
	Expeditors International of Washington Inc.	7,308	556
	Fluor Corp.	13,076	535
	Kansas City Southern	5,035	519
	Dover Corp.	6,043	513
*	Quanta Services Inc.	13,853	486
	Equifax Inc.	4,590	471
	Xylem Inc.	5,196	379
	JB Hunt Transport Services Inc.	3,497	372
	Masco Corp.	9,756	309
	Robert Half International Inc.	4,660	288
	Allegion plc	3,103	284
	Huntington Ingalls Industries Inc.	1,289	278
			91,041
Information Technology (6.5%)
	Cisco Systems Inc.	229,777	10,999
	International Business Machines Corp.	84,957	10,558
	Intel Corp.	184,551	9,100
	Oracle Corp.	128,917	6,286
	QUALCOMM Inc.	73,340	4,273
	Accenture plc Class A	22,069	3,631
	HP Inc.	147,358	3,389
	Hewlett Packard Enterprise Co.	137,034	2,056
	Fidelity National Information Services Inc.	11,620	1,254
	Western Digital Corp.	27,095	1,230
*	Autodesk Inc.	7,946	1,148
*	Advanced Micro Devices Inc.	52,654	1,122
	Seagate Technology plc	24,303	1,047
	Juniper Networks Inc.	32,063	921
	Xilinx Inc.	9,173	848
	DXC Technology Co.	12,548	791
	Paychex Inc.	10,417	737
	Symantec Corp.	31,787	703
	TE Connectivity Ltd.	9,075	698
*	Akamai Technologies Inc.	9,457	650
*	Citrix Systems Inc.	5,271	574
	Maxim Integrated Products Inc.	10,080	564
*	Keysight Technologies Inc.	8,889	550
	Xerox Corp.	19,259	518
	Western Union Co.	25,418	476
*	F5 Networks Inc.	2,374	408
	Alliance Data Systems Corp.	1,716	344
	FLIR Systems Inc.	4,094	188
			65,063
Materials (4.0%)
	DowDuPont Inc.	214,750	12,423
*	Linde plc	24,603	3,913
	LyondellBasell Industries NV Class A	29,716	2,773
	Air Products & Chemicals Inc.	13,065	2,102
	Ecolab Inc.	12,785	2,052
	Nucor Corp.	29,461	1,780
	International Paper Co.	38,076	1,759

Freeport-McMoRan Inc.	134,956	1,611
Newmont Mining Corp.	49,682	1,607
Ball Corp.	32,032	1,573
PPG Industries Inc.	11,703	1,279
Mosaic Co.	32,978	1,187
Westrock Co.	23,743	1,119
Eastman Chemical Co.	13,137	1,035
Martin Marietta Materials Inc.	3,340	637
Vulcan Materials Co.	6,024	637
CF Industries Holdings Inc.	12,386	523
International Flavors & Fragrances Inc.	3,673	520
Albemarle Corp.	4,140	399
Sealed Air Corp.	9,195	336
Packaging Corp. of America	3,082	301
		39,566
Real Estate (3.1%)
Simon Property Group Inc.	14,679	2,726
Welltower Inc.	34,632	2,505
Equity Residential	34,283	2,443
Ventas Inc.	33,186	2,107
Weyerhaeuser Co.	70,550	1,863
Realty Income Corp.	27,009	1,731
Crown Castle International Corp.	12,346	1,418
AvalonBay Communities Inc.	7,199	1,372
Host Hotels & Resorts Inc.	69,096	1,313
Public Storage	6,133	1,308
HCP Inc.	43,777	1,281
Mid-America Apartment Communities Inc.	10,582	1,096
Boston Properties Inc.	8,041	1,055
Regency Centers Corp.	15,754	1,003
Duke Realty Corp.	33,220	945
Digital Realty Trust Inc.	7,667	882
SL Green Realty Corp.	8,049	776
Essex Property Trust Inc.	2,948	774
Kimco Realty Corp.	39,200	641
Alexandria Real Estate Equities Inc.	4,522	563
Iron Mountain Inc.	14,665	498
Macerich Co.	9,861	496
Federal Realty Investment Trust	3,632	480
Vornado Realty Trust	5,643	406
Apartment Investment & Management Co.	8,217	387
UDR Inc.	8,498	362
		30,431
Utilities (5.9%)
Duke Energy Corp.	66,300	5,872
Southern Co.	94,391	4,468
Exelon Corp.	89,906	4,171
NextEra Energy Inc.	21,505	3,908
American Electric Power Co. Inc.	45,880	3,567
Sempra Energy	25,453	2,933
Dominion Energy Inc.	37,729	2,811
Public Service Enterprise Group Inc.	47,040	2,630
Xcel Energy Inc.	47,394	2,486
Consolidated Edison Inc.	28,963	2,327
DTE Energy Co.	16,926	2,027
Eversource Energy	29,505	2,016

	PPL Corp.	65,136	1,992
	Edison International	30,342	1,678
	Ameren Corp.	22,697	1,557
	Evergy Inc.	25,308	1,503
	Entergy Corp.	16,848	1,467
	CMS Energy Corp.	26,343	1,372
	CenterPoint Energy Inc.	45,849	1,284
*	PG&E Corp.	48,091	1,269
	WEC Energy Group Inc.	17,018	1,233
	FirstEnergy Corp.	26,658	1,008
	Alliant Energy Corp.	21,737	987
	AES Corp.	61,527	953
	Pinnacle West Capital Corp.	10,410	930
	NiSource Inc.	33,743	891
	American Water Works Co. Inc.	7,553	721
	SCANA Corp.	13,276	619
	NRG Energy Inc.	12,992	499
			59,179
Total Common Stocks (Cost $928,379)			998,297

		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2,3	Vanguard Market Liquidity Fund	2.407%		17,862	1,786

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.479%	5/9/19	400	396
Total Temporary Cash Investments (Cost $2,182)					2,182
Total Investments (100.1%) (Cost $930,561)					1,000,479
Other Assets and Liabilities-Net (-0.1%)[3]					(744)
Net Assets (100%)					999,735

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $117,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $125,000 of collateral received for securities on loan.

4     Securities with a value of $396,000 have been segregated as initial margin for open futures contracts.

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	11	1,517	9

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P 500 Value Index Fund

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	998,297	—	—
Temporary Cash Investments	1,786	396	—
Futures Contracts—Assets[1]	8	—	—
Total	1,000,091	396	—

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Communication Services (10.9%)
*	Facebook Inc. Class A	432,555	60,821
*	Alphabet Inc. Class A	53,616	59,495
*	Alphabet Inc. Class C	40,186	43,981
*	Netflix Inc.	78,104	22,348
	Comcast Corp. Class A	410,053	15,996
	Walt Disney Co.	125,365	14,478
*	Charter Communications Inc. Class A	32,021	10,541
	Activision Blizzard Inc.	136,746	6,821
*	Electronic Arts Inc.	54,652	4,595
*	Twitter Inc.	129,090	4,060
	CBS Corp. Class B	27,371	1,483
*	Take-Two Interactive Software Inc.	13,295	1,458
*	TripAdvisor Inc.	6,784	435
			246,512
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	73,483	124,199
	Home Depot Inc.	205,209	37,003
	McDonald’s Corp.	139,146	26,231
*	Booking Holdings Inc.	8,515	16,109
	NIKE Inc. Class B	153,889	11,560
	Starbucks Corp.	142,562	9,512
	Lowe’s Cos. Inc.	98,914	9,335
	Marriott International Inc. Class A	51,664	5,943
*	eBay Inc.	166,792	4,979
	TJX Cos. Inc.	101,264	4,947
	Ross Stores Inc.	44,605	3,907
*	Dollar Tree Inc.	42,703	3,705
	Aptiv plc	47,475	3,414
	VF Corp.	36,133	2,937
*	O’Reilly Automotive Inc.	7,800	2,705
	Dollar General Corp.	22,845	2,536
	Yum! Brands Inc.	25,597	2,361
	Royal Caribbean Cruises Ltd.	20,286	2,294
	DR Horton Inc.	61,507	2,289
*	Ulta Beauty Inc.	7,023	2,091
*	Norwegian Cruise Line Holdings Ltd.	39,382	2,021
	Carnival Corp.	32,573	1,964
	Wynn Resorts Ltd.	17,552	1,920
*	AutoZone Inc.	2,036	1,647
	Hilton Worldwide Holdings Inc.	21,355	1,613
	Expedia Group Inc.	12,607	1,523
	Darden Restaurants Inc.	13,328	1,473
	Lennar Corp. Class A	30,810	1,317
	PulteGroup Inc.	46,847	1,242
*	Michael Kors Holdings Ltd.	26,835	1,174
	MGM Resorts International	40,244	1,085
*	CarMax Inc.	15,807	1,044
	Hasbro Inc.	11,296	1,028

	BorgWarner Inc.	25,046	991
*	Mohawk Industries Inc.	7,412	949
*	LKQ Corp.	33,028	920
	Tractor Supply Co.	8,952	852
*	Chipotle Mexican Grill Inc. Class A	1,712	810
	Tapestry Inc.	20,114	783
	Tiffany & Co.	8,234	749
	Garmin Ltd.	10,832	722
	H&R Block Inc.	23,550	636
	Hanesbrands Inc.	27,110	431
*	Mattel Inc.	16,656	232
	Lennar Corp. Class B	8	—
			305,183
Consumer Staples (4.6%)
	Procter & Gamble Co.	165,200	15,613
	Coca-Cola Co.	308,937	15,570
	PepsiCo Inc.	124,300	15,157
	Philip Morris International Inc.	139,406	12,063
	Altria Group Inc.	189,344	10,382
	Constellation Brands Inc. Class A	30,111	5,895
	Estee Lauder Cos. Inc. Class A	40,191	5,734
	Colgate-Palmolive Co.	73,181	4,648
*	Monster Beverage Corp.	71,403	4,261
	Kimberly-Clark Corp.	27,419	3,163
	Clorox Co.	13,084	2,167
	Lamb Weston Holdings Inc.	26,200	2,010
	McCormick & Co. Inc.	10,667	1,600
	General Mills Inc.	37,453	1,585
	Church & Dwight Co. Inc.	23,300	1,542
	Hershey Co.	13,542	1,467
	Kellogg Co.	16,312	1,038
	Brown-Forman Corp. Class B	20,211	964
			104,859
Energy (0.3%)
	EOG Resources Inc.	36,347	3,755
	Diamondback Energy Inc.	12,423	1,371
	Cabot Oil & Gas Corp.	36,353	914
	Hess Corp.	13,969	753
	Cimarex Energy Co.	5,462	448
			7,241
Financials (5.3%)
	Bank of America Corp.	799,723	22,712
	Charles Schwab Corp.	215,669	9,662
	American Express Co.	75,984	8,531
	Intercontinental Exchange Inc.	102,851	8,405
	S&P Global Inc.	45,109	8,249
	CME Group Inc.	42,514	8,081
	Progressive Corp.	104,583	6,933
	BlackRock Inc.	13,010	5,568
	Moody’s Corp.	29,955	4,765
	Marsh & McLennan Cos. Inc.	51,649	4,581
	T. Rowe Price Group Inc.	43,602	4,332
	Aon plc	25,691	4,242
	Allstate Corp.	29,163	2,601
	MSCI Inc. Class A	15,919	2,501
	E*TRADE Financial Corp.	46,588	2,436

*	SVB Financial Group	9,551	2,434
	Ameriprise Financial Inc.	17,567	2,279
	Cboe Global Markets Inc.	20,074	2,160
	Northern Trust Corp.	21,632	2,147
	Willis Towers Watson plc	9,841	1,569
	Arthur J Gallagher & Co.	16,688	1,286
	Comerica Inc.	14,757	1,169
	Principal Financial Group Inc.	21,915	1,081
	Nasdaq Inc.	9,893	903
	Raymond James Financial Inc.	11,289	900
	Torchmark Corp.	7,806	675
	Affiliated Managers Group Inc.	4,303	478
			120,680
Health Care (18.3%)
	UnitedHealth Group Inc.	172,624	48,570
	Johnson & Johnson	259,831	38,169
	AbbVie Inc.	271,595	25,603
	Abbott Laboratories	314,654	23,300
	Pfizer Inc.	483,645	22,359
	Amgen Inc.	68,492	14,263
	Merck & Co. Inc.	176,492	14,003
	Thermo Fisher Scientific Inc.	52,012	12,980
	Eli Lilly & Co.	104,577	12,407
	Becton Dickinson and Co.	47,992	12,130
	Gilead Sciences Inc.	151,128	10,872
*	Intuitive Surgical Inc.	20,402	10,831
	Medtronic plc	104,158	10,159
	Bristol-Myers Squibb Co.	184,395	9,858
	Stryker Corp.	55,676	9,769
	Cigna Corp.	43,649	9,750
*	Boston Scientific Corp.	248,046	9,344
*	Celgene Corp.	126,150	9,111
*	Illumina Inc.	26,365	8,898
*	Biogen Inc.	24,930	8,320
*	Vertex Pharmaceuticals Inc.	45,835	8,287
	Zoetis Inc.	86,421	8,112
	Anthem Inc.	24,709	7,167
*	Edwards Lifesciences Corp.	37,562	6,085
*	Centene Corp.	36,824	5,238
*	Regeneron Pharmaceuticals Inc.	13,905	5,084
	Agilent Technologies Inc.	57,142	4,134
	HCA Healthcare Inc.	26,163	3,767
	Baxter International Inc.	49,889	3,420
*	Cerner Corp.	58,998	3,417
*	IDEXX Laboratories Inc.	15,545	3,167
*	Align Technology Inc.	13,097	3,011
*	Mettler-Toledo International Inc.	4,526	2,882
	ResMed Inc.	25,601	2,862
*	Waters Corp.	13,830	2,746
*	ABIOMED Inc.	8,042	2,675
*	Alexion Pharmaceuticals Inc.	20,787	2,560
	Cooper Cos. Inc.	8,805	2,455
	Zimmer Biomet Holdings Inc.	20,447	2,393
*	Hologic Inc.	48,845	2,169
*	IQVIA Holdings Inc.	16,879	2,111
*	Incyte Corp.	31,674	2,035
*	Laboratory Corp. of America Holdings	10,590	1,542

*	WellCare Health Plans Inc.	5,562	1,418
*	Nektar Therapeutics Class A	30,878	1,247
*	Varian Medical Systems Inc.	8,683	1,071
	PerkinElmer Inc.	12,288	1,070
	Perrigo Co. plc	8,106	505
			413,326
Industrials (9.6%)
	Boeing Co.	95,828	33,229
	3M Co.	105,209	21,875
	Honeywell International Inc.	78,574	11,531
	CSX Corp.	146,337	10,628
	Union Pacific Corp.	68,970	10,606
	Lockheed Martin Corp.	27,548	8,276
	Illinois Tool Works Inc.	55,338	7,695
	Caterpillar Inc.	55,434	7,521
	United Parcel Service Inc. Class B	60,947	7,027
	Waste Management Inc.	70,755	6,633
	FedEx Corp.	24,868	5,695
	Northrop Grumman Corp.	21,241	5,520
	Roper Technologies Inc.	18,539	5,517
	Raytheon Co.	31,213	5,473
	Deere & Co.	31,746	4,917
	General Dynamics Corp.	24,987	4,620
	Norfolk Southern Corp.	22,588	3,857
	Southwest Airlines Co.	61,935	3,382
*	TransDigm Group Inc.	8,676	3,138
	Emerson Electric Co.	46,206	3,120
	AMETEK Inc.	41,557	3,052
	Cintas Corp.	15,435	2,892
	Fortive Corp.	36,407	2,769
	Rockwell Automation Inc.	15,245	2,658
	Stanley Black & Decker Inc.	18,127	2,372
*	Verisk Analytics Inc. Class A	18,918	2,333
	Parker-Hannifin Corp.	13,306	2,289
	Ingersoll-Rand plc	18,492	1,914
	Harris Corp.	13,288	1,900
*	Copart Inc.	36,695	1,878
*	United Rentals Inc.	14,846	1,739
	Fastenal Co.	28,857	1,710
	Xylem Inc.	22,213	1,621
	American Airlines Group Inc.	39,772	1,597
	Republic Services Inc. Class A	17,950	1,388
	United Technologies Corp.	11,049	1,346
	Expeditors International of Washington Inc.	17,239	1,312
	Equifax Inc.	12,719	1,306
	Dover Corp.	14,826	1,259
	AO Smith Corp.	25,877	1,226
	Masco Corp.	36,510	1,157
	Huntington Ingalls Industries Inc.	5,277	1,137
	Rollins Inc.	17,654	1,122
	Fortune Brands Home & Security Inc.	25,497	1,117
	Allegion plc	11,111	1,018
	JB Hunt Transport Services Inc.	8,948	952
	Kansas City Southern	8,593	885
	Robert Half International Inc.	12,927	799
			217,008

Information Technology (31.4%)
	Microsoft Corp.	1,375,351	152,513
	Apple Inc.	822,970	146,966
	Visa Inc. Class A	318,656	45,157
	Mastercard Inc. Class A	163,628	32,901
	Intel Corp.	471,389	23,244
*	Adobe Inc.	87,826	22,035
*	salesforce.com Inc.	135,721	19,376
	Broadcom Inc.	77,424	18,381
*	PayPal Holdings Inc.	212,303	18,218
	Cisco Systems Inc.	377,149	18,054
	NVIDIA Corp.	109,048	17,822
	Texas Instruments Inc.	174,358	17,410
	Oracle Corp.	258,556	12,607
	Accenture plc Class A	72,400	11,911
	Automatic Data Processing Inc.	78,573	11,583
	Intuit Inc.	46,395	9,953
*	Micron Technology Inc.	208,017	8,021
	Cognizant Technology Solutions Corp. Class A	104,071	7,413
	Applied Materials Inc.	176,336	6,574
	Analog Devices Inc.	66,670	6,128
*	Fiserv Inc.	72,634	5,747
*	Red Hat Inc.	31,803	5,679
	Amphenol Corp. Class A	53,887	4,739
	Corning Inc.	145,345	4,683
	Lam Research Corp.	28,279	4,439
	QUALCOMM Inc.	76,100	4,434
	Fidelity National Information Services Inc.	36,550	3,946
	Motorola Solutions Inc.	29,083	3,817
	TE Connectivity Ltd.	44,993	3,461
*	Autodesk Inc.	23,911	3,455
	Global Payments Inc.	28,364	3,171
	Microchip Technology Inc.	42,242	3,168
	NetApp Inc.	46,491	3,109
*	FleetCor Technologies Inc.	15,849	3,065
*	VeriSign Inc.	19,246	3,004
	KLA-Tencor Corp.	28,010	2,761
	Paychex Inc.	37,326	2,641
	Total System Services Inc.	30,094	2,629
	Xilinx Inc.	27,679	2,560
*	Gartner Inc.	16,299	2,497
*	Synopsys Inc.	26,666	2,452
*	ANSYS Inc.	15,129	2,451
	Skyworks Solutions Inc.	32,108	2,336
*	Cadence Design Systems Inc.	50,764	2,286
	Broadridge Financial Solutions Inc.	20,866	2,209
*	Arista Networks Inc.	9,262	2,209
	Jack Henry & Associates Inc.	13,846	1,934
*	Fortinet Inc.	25,752	1,901
	Maxim Integrated Products Inc.	30,356	1,697
	DXC Technology Co.	26,233	1,654
*	Qorvo Inc.	22,493	1,480
*	Citrix Systems Inc.	12,966	1,413
*	Advanced Micro Devices Inc.	52,398	1,116
	Symantec Corp.	50,067	1,107
*	F5 Networks Inc.	6,339	1,090
	Alliance Data Systems Corp.	5,179	1,038

*	Keysight Technologies Inc.	16,489	1,019
*	IPG Photonics Corp.	6,455	918
*	Akamai Technologies Inc.	12,137	834
	FLIR Systems Inc.	16,806	771
	Western Union Co.	31,216	585
			711,772
Materials (1.5%)
*	Linde plc	51,366	8,170
	Sherwin-Williams Co.	14,740	6,251
	Ecolab Inc.	20,957	3,363
	PPG Industries Inc.	20,849	2,279
	Air Products & Chemicals Inc.	14,162	2,278
	FMC Corp.	24,180	2,001
	International Flavors & Fragrances Inc.	11,085	1,570
	Avery Dennison Corp.	15,674	1,511
	Vulcan Materials Co.	12,128	1,282
	Albemarle Corp.	11,458	1,104
	Packaging Corp. of America	10,998	1,076
	Martin Marietta Materials Inc.	4,848	924
	CF Industries Holdings Inc.	17,967	758
	Sealed Air Corp.	10,820	395
			32,962
Real Estate (2.8%)
	American Tower Corp.	79,067	13,006
	Prologis Inc.	112,908	7,603
	Crown Castle International Corp.	50,604	5,814
	Equinix Inc.	14,261	5,495
	Simon Property Group Inc.	27,180	5,047
*	SBA Communications Corp. Class A	20,616	3,521
	Public Storage	15,056	3,211
	Digital Realty Trust Inc.	22,180	2,552
*	CBRE Group Inc. Class A	56,633	2,474
	Extra Space Storage Inc.	22,707	2,179
	AvalonBay Communities Inc.	10,919	2,081
	Essex Property Trust Inc.	6,168	1,619
	Boston Properties Inc.	12,205	1,601
	Vornado Realty Trust	20,141	1,449
	UDR Inc.	31,625	1,348
	Alexandria Real Estate Equities Inc.	10,226	1,273
	Federal Realty Investment Trust	6,182	817
	Iron Mountain Inc.	23,053	783
	Apartment Investment & Management Co.	12,417	585
			62,458
Utilities (0.7%)
	NextEra Energy Inc.	43,150	7,841
	Dominion Energy Inc.	44,526	3,317
	WEC Energy Group Inc.	23,768	1,723
	American Water Works Co. Inc.	17,800	1,698
	FirstEnergy Corp.	35,670	1,350
	NRG Energy Inc.	29,466	1,132
			17,061
Total Common Stocks (Cost $1,703,686)			2,239,062

	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[2] Vanguard Market Liquidity Fund	2.407%		233,575	23,357

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[3] United States Treasury Bill	2.479%	5/9/19	500	495
Total Temporary Cash Investments (Cost $23,852)				23,852
Total Investments (99.9%) (Cost $1,727,538)				2,262,914
Other Assets and Liabilities-Net (0.1%)				1,309
Net Assets (100%)				2,264,223

*      Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Securities with a value of $396,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	72	9,930	(137)

Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount $(000)	Floating Interest Rate Received (Paid	)[1]	Value and Unrealized Appreciation (Depreciation $(000))
Alphabet Inc. Class C	2/4/2019	GSI	15,971	(2.503%)		434

GSI—Goldman Sachs International.

1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but

S&P 500 Growth Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

S&P 500 Growth Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 $(000)	Level 2 $(000)	Level 3 $(000)
Common Stocks	2,239,062	—	—
Temporary Cash Investments	23,357	495	—
Futures Contracts—Assets[1]	13	—	—
Swap Contracts—Assets	—	434	—
Total	2,262,432	929	—

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Communication Services (2.3%)
*	Live Nation Entertainment Inc.	173,656	9,669
	Cable One Inc.	6,240	5,612
	Cinemark Holdings Inc.	133,750	5,132
	New York Times Co. Class A	177,564	4,764
	Telephone & Data Systems Inc.	115,878	4,140
	World Wrestling Entertainment Inc. Class A	54,586	4,037
	TEGNA Inc.	271,331	3,606
*	AMC Networks Inc. Class A	57,185	3,423
	John Wiley & Sons Inc. Class A	57,382	3,173
	Meredith Corp.	50,281	2,879
*	Cars.com Inc.	81,148	2,099
			48,534
Consumer Discretionary (11.9%)
	Domino’s Pizza Inc.	52,709	14,617
*	NVR Inc.	4,290	10,510
	Service Corp. International	226,962	10,486
	Pool Corp.	50,805	8,256
	Dunkin’ Brands Group Inc.	105,446	7,803
	Gentex Corp.	338,498	7,623
*	Five Below Inc.	70,136	7,350
	Polaris Industries Inc.	73,641	7,143
	Wyndham Hotels & Resorts Inc.	125,768	6,305
	Brunswick Corp.	109,146	5,789
	Williams-Sonoma Inc.	101,361	5,740
*	Ollie’s Bargain Outlet Holdings Inc.	64,689	5,738
	Toll Brothers Inc.	170,642	5,626
	Texas Roadhouse Inc. Class A	83,670	5,525
	Six Flags Entertainment Corp.	89,917	5,517
	Cracker Barrel Old Country Store Inc.	30,209	5,462
	Carter’s Inc.	58,479	5,409
	Wyndham Destinations Inc.	125,109	5,188
*	Deckers Outdoor Corp.	37,848	5,043
*	Helen of Troy Ltd.	33,163	4,743
*	Skechers U.S.A. Inc. Class A	170,004	4,590
	American Eagle Outfitters Inc.	212,168	4,441
*	Adtalem Global Education Inc.	75,388	4,353
	Thor Industries Inc.	63,003	4,272
	Wendy’s Co.	235,610	4,224
	Marriott Vacations Worldwide Corp.	51,542	4,185
*	Churchill Downs Inc.	15,023	4,173
	Aaron’s Inc.	87,035	4,073
*	Urban Outfitters Inc.	95,912	3,653
	Graham Holdings Co. Class B	5,521	3,638
*	Eldorado Resorts Inc.	81,765	3,596
	Dick’s Sporting Goods Inc.	96,271	3,464
	Signet Jewelers Ltd.	65,364	3,445
*	Sally Beauty Holdings Inc.	151,282	3,194
*	Murphy USA Inc.	37,744	3,058

*	Penn National Gaming Inc.	134,109	2,965
*,^	Tempur Sealy International Inc.	57,624	2,938
	Jack in the Box Inc.	32,325	2,867
*	Visteon Corp.	36,990	2,731
*	AutoNation Inc.	72,520	2,693
	Dana Inc.	182,274	2,645
	Adient plc	109,471	2,592
	Boyd Gaming Corp.	102,011	2,532
	Cheesecake Factory Inc.	53,174	2,509
	Brinker International Inc.	48,571	2,481
*	Weight Watchers International Inc.	48,707	2,436
	Tupperware Brands Corp.	63,147	2,397
	Bed Bath & Beyond Inc.	177,336	2,284
	KB Home	106,961	2,258
*	TRI Pointe Group Inc.	179,561	2,241
	Big Lots Inc.	51,003	2,222
*	Michaels Cos. Inc.	123,553	2,097
	Delphi Technologies plc	111,219	1,901
*	Sotheby’s	44,142	1,765
	Dillard’s Inc. Class A	23,990	1,665
	Papa John’s International Inc.	28,504	1,368
*	Scientific Games Corp.	68,635	1,337
	International Speedway Corp. Class A	30,727	1,301
			250,457
Consumer Staples (2.9%)
	Ingredion Inc.	89,407	9,339
*	Post Holdings Inc.	83,867	8,114
	Casey’s General Stores Inc.	46,050	5,962
	Nu Skin Enterprises Inc. Class A	69,890	4,611
	Flowers Foods Inc.	230,914	4,570
	Lancaster Colony Corp.	24,570	4,431
*	TreeHouse Foods Inc.	70,787	3,723
*	Sprouts Farmers Market Inc.	159,917	3,681
	Energizer Holdings Inc.	75,320	3,377
*	Boston Beer Co. Inc. Class A	10,869	2,984
	Sanderson Farms Inc.	25,289	2,862
*	Edgewell Personal Care Co.	67,999	2,842
*	Hain Celestial Group Inc.	112,873	2,337
	Tootsie Roll Industries Inc.	23,219	813
	Lamb Weston Holdings Inc.	9,170	703
			60,349
Energy (4.4%)
*	WPX Energy Inc.	496,848	6,931
	Murphy Oil Corp.	204,709	6,530
	EQT Corp.	332,295	6,217
	PBF Energy Inc. Class A	150,841	5,835
*	Equitrans Midstream Corp.	256,318	5,721
*,^	Transocean Ltd.	540,520	5,016
	Core Laboratories NV	55,616	4,622
	Patterson-UTI Energy Inc.	276,817	3,842
	Range Resources Corp.	260,554	3,791
*	CNX Resources Corp.	268,128	3,711
*	Southwestern Energy Co.	737,854	3,557
*,^	Chesapeake Energy Corp.	1,148,104	3,353
*	Apergy Corp.	97,298	3,335
	Ensco plc Class A	548,426	3,110

*	Matador Resources Co.	130,632	2,978
	SM Energy Co.	129,812	2,648
*	Callon Petroleum Co.	286,986	2,454
*	Oasis Petroleum Inc.	337,331	2,409
*	QEP Resources Inc.	298,177	2,394
*	Rowan Cos. plc Class A	160,473	2,224
	World Fuel Services Corp.	85,975	2,217
*	Oceaneering International Inc.	124,478	2,090
	McDermott International Inc.	227,561	1,982
*	Dril-Quip Inc.	47,503	1,865
*	Gulfport Energy Corp.	196,866	1,677
	Nabors Industries Ltd.	405,500	1,310
*,^	Diamond Offshore Drilling Inc.	82,212	1,036
	Diamondback Energy Inc.	499	55
			92,910
Financials (16.4%)
	Reinsurance Group of America Inc. Class A	80,126	11,969
	Alleghany Corp.	18,803	11,865
	FactSet Research Systems Inc.	48,284	11,322
	MarketAxess Holdings Inc.	47,294	10,297
	East West Bancorp Inc.	182,394	9,793
	WR Berkley Corp.	121,160	9,545
	American Financial Group Inc.	88,602	9,069
	SEI Investments Co.	165,798	8,903
	Signature Bank	69,676	8,593
	Brown & Brown Inc.	291,843	8,469
	Old Republic International Corp.	357,930	8,071
	Cullen/Frost Bankers Inc.	80,446	8,070
	Commerce Bancshares Inc.	125,486	7,908
	Webster Financial Corp.	116,078	6,985
	First American Financial Corp.	140,546	6,793
	First Horizon National Corp.	409,017	6,745
	RenaissanceRe Holdings Ltd.	50,681	6,721
	New York Community Bancorp Inc.	617,013	6,559
	Primerica Inc.	54,279	6,453
	PacWest Bancorp	154,081	6,200
	Hanover Insurance Group Inc.	53,536	6,141
	Eaton Vance Corp.	148,524	6,049
	Kemper Corp.	76,604	5,830
	Prosperity Bancshares Inc.	83,486	5,793
*	SLM Corp.	547,721	5,625
	Synovus Financial Corp.	147,664	5,583
	Wintrust Financial Corp.	70,913	5,485
	Sterling Bancorp	283,749	5,476
	Interactive Brokers Group Inc.	94,489	5,466
	Umpqua Holdings Corp.	277,077	5,331
	Pinnacle Financial Partners Inc.	92,112	5,283
	Associated Banc-Corp	216,534	5,017
	FNB Corp.	407,933	5,001
	Janus Henderson Group plc	211,839	4,957
	MB Financial Inc.	105,960	4,862
	TCF Financial Corp.	211,401	4,754
	United Bankshares Inc.	130,608	4,724
	Valley National Bancorp	417,066	4,513
	Stifel Financial Corp.	89,565	4,323
	Hancock Whitney Corp.	107,349	4,318
	Evercore Inc. Class A	51,697	4,268

	Chemical Financial Corp.	90,098	4,253
	Bank of Hawaii Corp.	52,878	4,217
	Bank OZK	152,093	4,122
	Home BancShares Inc.	202,086	3,963
	Fulton Financial Corp.	221,411	3,855
	Cathay General Bancorp	97,002	3,838
	UMB Financial Corp.	56,695	3,837
	CNO Financial Group Inc.	207,044	3,789
*	Texas Capital Bancshares Inc.	63,323	3,778
	BancorpSouth Bank	112,946	3,478
	Navient Corp.	296,280	3,407
	Federated Investors Inc. Class B	120,584	3,193
	Aspen Insurance Holdings Ltd.	75,139	3,145
	Legg Mason Inc.	107,669	3,119
	Washington Federal Inc.	105,277	3,033
*	Genworth Financial Inc. Class A	631,574	2,943
	Trustmark Corp.	85,273	2,758
	International Bancshares Corp.	69,398	2,664
*,^	LendingTree Inc.	9,389	2,444
	Mercury General Corp.	34,328	1,945
			346,910
Health Care (10.2%)
	Teleflex Inc.	57,646	15,877
	STERIS plc	106,440	12,675
*	Molina Healthcare Inc.	77,749	10,862
	West Pharmaceutical Services Inc.	92,566	10,142
	Encompass Health Corp.	124,445	9,360
*	PRA Health Sciences Inc.	72,926	8,513
*	Charles River Laboratories International Inc.	60,463	8,153
	Hill-Rom Holdings Inc.	83,579	8,104
	Bio-Techne Corp.	47,496	7,667
*	Exelixis Inc.	375,142	7,619
*	Catalent Inc.	182,326	7,229
*	Haemonetics Corp.	65,071	6,981
*	Bio-Rad Laboratories Inc. Class A	25,222	6,922
*	Masimo Corp.	60,417	6,671
*	United Therapeutics Corp.	54,825	6,475
	Chemed Corp.	20,245	6,413
*	LivaNova plc	61,167	6,190
*	HealthEquity Inc.	68,181	6,047
*	Medidata Solutions Inc.	75,095	5,798
*	ICU Medical Inc.	20,867	5,018
*	Integra LifeSciences Holdings Corp.	88,932	4,769
*	MEDNAX Inc.	117,615	4,728
*	Globus Medical Inc.	92,245	4,455
*	Ligand Pharmaceuticals Inc.	26,561	4,191
*	NuVasive Inc.	64,719	4,122
*	Syneos Health Inc.	76,428	3,953
	Cantel Medical Corp.	45,666	3,922
*	Acadia Healthcare Co. Inc.	111,106	3,774
*	Inogen Inc.	22,044	3,248
*	Avanos Medical Inc.	59,625	2,845
*	Tenet Healthcare Corp.	103,962	2,710
	Patterson Cos. Inc.	104,304	2,646
*	Prestige Consumer Healthcare Inc.	65,267	2,534
*	Mallinckrodt plc	105,175	2,502

*	Allscripts Healthcare Solutions Inc.	220,728	2,254
			215,369
Industrials (15.6%)
	IDEX Corp.	96,537	13,264
	Old Dominion Freight Line Inc.	82,562	11,289
	Lennox International Inc.	45,604	10,302
	Wabtec Corp.	107,988	10,216
*	Teledyne Technologies Inc.	45,207	10,153
	Graco Inc.	210,421	9,269
	Donaldson Co. Inc.	162,367	9,099
	Toro Co.	132,419	8,209
	Carlisle Cos. Inc.	75,187	7,934
	Nordson Corp.	65,878	7,932
*	JetBlue Airways Corp.	393,651	7,684
	Hubbell Inc. Class B	68,950	7,596
	Lincoln Electric Holdings Inc.	82,028	7,050
	Dun & Bradstreet Corp.	46,731	6,708
	ManpowerGroup Inc.	81,668	6,630
	Acuity Brands Inc.	50,580	6,576
	Oshkosh Corp.	92,004	6,563
*	AECOM	202,322	6,507
*	Genesee & Wyoming Inc. Class A	74,776	6,227
	Watsco Inc.	40,336	6,200
	ITT Inc.	110,251	6,113
	Curtiss-Wright Corp.	55,346	6,110
	Woodward Inc.	69,965	5,855
	Landstar System Inc.	51,706	5,640
	Knight-Swift Transportation Holdings Inc.	161,392	5,594
	Crane Co.	63,770	5,508
	EMCOR Group Inc.	73,195	5,333
*	Kirby Corp.	67,830	5,178
	MSC Industrial Direct Co. Inc. Class A	57,938	5,133
	nVent Electric plc	205,068	5,131
*	Stericycle Inc.	106,700	5,129
	AGCO Corp.	83,674	4,994
	Insperity Inc.	48,022	4,804
	MSA Safety Inc.	44,004	4,796
	EnerSys	53,024	4,633
*	ASGN Inc.	65,879	4,562
	Brink’s Co.	64,114	4,541
	Trinity Industries Inc.	185,915	4,430
	Healthcare Services Group Inc.	92,849	4,382
	Kennametal Inc.	102,736	4,296
	Regal Beloit Corp.	54,690	4,276
*	Clean Harbors Inc.	64,224	4,144
	GATX Corp.	47,550	3,971
*	Esterline Technologies Corp.	33,357	3,960
	Ryder System Inc.	66,787	3,778
*	MasTec Inc.	81,822	3,689
	Valmont Industries Inc.	28,183	3,679
	Timken Co.	87,319	3,506
	KBR Inc.	177,194	3,290
*	Resideo Technologies Inc.	155,790	3,214
	Deluxe Corp.	59,979	3,020
	Granite Construction Inc.	57,760	2,924
	Terex Corp.	81,595	2,698
*	Dycom Industries Inc.	39,289	2,603

	Herman Miller Inc.	75,200	2,546
*	Avis Budget Group Inc.	83,944	2,459
	HNI Corp.	54,994	2,120
	Pitney Bowes Inc.	235,886	1,991
	Werner Enterprises Inc.	56,254	1,905
*	NOW Inc.	137,511	1,855
*	Arcosa Inc.	1	—
			329,198
Information Technology (14.8%)
*	Zebra Technologies Corp.	67,593	12,153
*	Trimble Inc.	314,649	11,966
	Leidos Holdings Inc.	189,429	11,934
*	PTC Inc.	133,485	11,545
*	Ultimate Software Group Inc.	39,274	10,365
	Cognex Corp.	216,553	9,533
*	Tyler Technologies Inc.	48,652	9,378
	Sabre Corp.	346,325	8,855
*	Arrow Electronics Inc.	110,003	8,467
*	WEX Inc.	54,239	8,405
	Teradyne Inc.	234,700	8,376
	CDK Global Inc.	162,924	8,211
*	Integrated Device Technology Inc.	162,850	7,807
*	Fair Isaac Corp.	36,678	7,285
	National Instruments Corp.	141,477	6,927
*	ARRIS International plc	213,353	6,593
	Monolithic Power Systems Inc.	48,988	6,470
	Avnet Inc.	145,717	6,385
	Cypress Semiconductor Corp.	455,120	6,326
	Littelfuse Inc.	31,568	6,041
	LogMeIn Inc.	65,284	6,021
*	Ciena Corp.	179,469	5,854
	MAXIMUS Inc.	80,847	5,750
*	Cree Inc.	128,132	5,656
*	Teradata Corp.	149,883	5,640
	MKS Instruments Inc.	68,965	5,411
*	CACI International Inc. Class A	31,000	5,112
*,^	ViaSat Inc.	70,434	4,870
*	Silicon Laboratories Inc.	54,683	4,832
	Jabil Inc.	192,940	4,818
	Versum Materials Inc.	137,127	4,750
*	LiveRamp Holdings Inc.	97,686	4,621
	Blackbaud Inc.	61,135	4,478
	j2 Global Inc.	58,862	4,345
*	Tech Data Corp.	48,258	4,341
*	Coherent Inc.	30,585	4,226
*	First Solar Inc.	94,981	4,222
	SYNNEX Corp.	52,195	4,214
*	ACI Worldwide Inc.	145,660	4,207
*	CoreLogic Inc.	101,845	4,121
*	NCR Corp.	148,364	4,111
*	Manhattan Associates Inc.	82,971	4,110
	Perspecta Inc.	179,332	3,786
	Science Applications International Corp.	53,501	3,719
*	Lumentum Holdings Inc.	79,030	3,514
	Vishay Intertechnology Inc.	166,508	3,472
	InterDigital Inc.	43,769	3,294
*	Cirrus Logic Inc.	76,825	2,876

*	CommVault Systems Inc.	48,407	2,853
	Belden Inc.	50,865	2,837
*	NetScout Systems Inc.	91,516	2,451
	Plantronics Inc.	41,794	1,913
*	Synaptics Inc.	44,252	1,702
			311,149
Materials (6.6%)
	RPM International Inc.	167,994	11,079
	Steel Dynamics Inc.	295,515	10,402
	AptarGroup Inc.	78,326	8,150
	Reliance Steel & Aluminum Co.	91,038	7,324
	Sonoco Products Co.	125,434	7,217
	Ashland Global Holdings Inc.	78,582	6,435
	Chemours Co.	222,592	6,339
	Royal Gold Inc.	82,443	6,031
	Bemis Co. Inc.	114,618	5,589
	United States Steel Corp.	223,059	5,144
	Valvoline Inc.	240,062	5,063
	NewMarket Corp.	11,245	4,728
	Olin Corp.	210,187	4,525
	Eagle Materials Inc.	60,138	4,390
*	Allegheny Technologies Inc.	157,754	4,143
	Louisiana-Pacific Corp.	179,676	4,107
	Cabot Corp.	77,464	3,811
	Scotts Miracle-Gro Co.	49,531	3,763
*	Owens-Illinois Inc.	200,467	3,687
	Domtar Corp.	78,947	3,441
	Sensient Technologies Corp.	53,206	3,419
	PolyOne Corp.	100,586	3,382
	Commercial Metals Co.	147,557	2,843
	Carpenter Technology Corp.	59,449	2,561
	Silgan Holdings Inc.	97,822	2,519
	Minerals Technologies Inc.	44,578	2,509
	Compass Minerals International Inc.	42,784	2,144
	Worthington Industries Inc.	51,142	2,118
	Greif Inc. Class A	32,389	1,661
			138,524
Real Estate (9.6%)
	Camden Property Trust	116,843	11,119
	National Retail Properties Inc.	197,689	9,896
	Omega Healthcare Investors Inc.	252,218	9,569
	Kilroy Realty Corp.	126,722	8,882
	Liberty Property Trust	186,065	8,427
	Jones Lang LaSalle Inc.	57,317	8,208
	Lamar Advertising Co. Class A	106,519	8,078
	Medical Properties Trust Inc.	459,397	7,934
	American Campus Communities Inc.	172,495	7,560
	Douglas Emmett Inc.	203,237	7,503
	CyrusOne Inc.	131,698	7,386
	EPR Properties	93,598	6,629
	Life Storage Inc.	58,524	5,714
	Highwoods Properties Inc.	130,206	5,647
	Hospitality Properties Trust	206,882	5,553
	JBG SMITH Properties	136,313	5,462
	Rayonier Inc.	162,953	5,154
	First Industrial Realty Trust Inc.	158,668	5,087

	Healthcare Realty Trust Inc.	157,564	4,884
	CoreSite Realty Corp.	46,201	4,503
	Cousins Properties Inc.	529,074	4,471
	Uniti Group Inc.	221,124	4,407
	LaSalle Hotel Properties	136,998	4,392
	Sabra Health Care REIT Inc.	224,407	4,329
	Weingarten Realty Investors	149,871	4,325
	Senior Housing Properties Trust	299,074	4,115
	Taubman Centers Inc.	76,881	4,070
	GEO Group Inc.	153,256	3,562
	Corporate Office Properties Trust	136,966	3,352
	CoreCivic Inc.	149,499	3,281
	Pebblebrook Hotel Trust	90,400	3,157
	PotlatchDeltic Corp.	85,060	3,156
	Realogy Holdings Corp.	156,063	3,006
	Urban Edge Properties	143,660	2,865
	Tanger Factory Outlet Centers Inc.	118,332	2,799
	Mack-Cali Realty Corp.	114,230	2,474
*	Alexander & Baldwin Inc.	84,601	1,754

		202,710
Utilities (5.2%)
Atmos Energy Corp.	140,241	13,417
UGI Corp.	219,144	12,590
OGE Energy Corp.	251,574	9,967
Aqua America Inc.	224,081	7,684
Vectren Corp.	104,646	7,515
MDU Resources Group Inc.	246,841	6,534
IDACORP Inc.	63,463	6,235
National Fuel Gas Co.	106,340	5,726
ONE Gas Inc.	66,271	5,639
New Jersey Resources Corp.	111,324	5,403
ALLETE Inc.	64,675	5,263
Hawaiian Electric Industries Inc.	137,143	5,255
Southwest Gas Holdings Inc.	65,725	5,177
Black Hills Corp.	67,989	4,502
PNM Resources Inc.	100,263	4,333
NorthWestern Corp.	63,355	4,052

					109,292
Total Common Stocks (Cost $1,993,172)					2,105,402

		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	2.407%		142,904	14,290

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.423%	4/11/19	500	496
	United States Treasury Bill	2.501%	5/30/19	100	99
					595
Total Temporary Cash Investments (Cost $14,884)					14,885

Total Investments (100.6%) (Cost $2,008,056)	2,120,287
Other Assets and Liabilities-Net (-0.6%)3,5	(12,439)
Net Assets (100%)	2,107,848

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,272,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $6,974,000 of collateral received for securities on loan.

4     Securities with a value of $496,000 have been segregated as initial margin for open futures contracts.

5     Cash of $34,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018	32	6,014	78

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

S&P Mid-Cap 400 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,105,402	—	—
Temporary Cash Investments	14,290	595	—
Futures Contracts—Assets[1]	84	—	—
Total	2,119,776	595	—

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.0%)[1]
Communication Services (2.6%)
*	Live Nation Entertainment Inc.	163,256	9,090
	New York Times Co. Class A	166,966	4,480
	World Wrestling Entertainment Inc. Class A	51,316	3,795
	Cable One Inc.	3,640	3,273
*	AMC Networks Inc. Class A	33,875	2,028
	Meredith Corp.	25,892	1,483
	John Wiley & Sons Inc. Class A	20,456	1,131
*	Cars.com Inc.	40,991	1,060
			26,340
Consumer Discretionary (15.7%)
	Domino’s Pizza Inc.	49,544	13,740
*	NVR Inc.	4,034	9,883
	Service Corp. International	213,400	9,859
	Pool Corp.	47,772	7,763
	Dunkin’ Brands Group Inc.	99,124	7,335
*	Five Below Inc.	65,936	6,909
	Polaris Industries Inc.	69,229	6,715
	Wyndham Hotels & Resorts Inc.	118,262	5,928
*	Ollie’s Bargain Outlet Holdings Inc.	60,833	5,396
	Toll Brothers Inc.	160,410	5,289
	Six Flags Entertainment Corp.	84,533	5,187
	Wyndham Destinations Inc.	117,632	4,878
	Gentex Corp.	197,272	4,443
*	Skechers U.S.A. Inc. Class A	159,847	4,316
	Thor Industries Inc.	59,231	4,016
	Marriott Vacations Worldwide Corp.	48,461	3,935
*	Churchill Downs Inc.	14,122	3,923
	Carter’s Inc.	37,938	3,509
	Texas Roadhouse Inc. Class A	51,909	3,428
*	Eldorado Resorts Inc.	76,865	3,381
*	Penn National Gaming Inc.	126,099	2,788
*	Visteon Corp.	34,744	2,565
	American Eagle Outfitters Inc.	117,628	2,462
	Brunswick Corp.	46,174	2,449
	Boyd Gaming Corp.	95,646	2,374
*	Deckers Outdoor Corp.	17,792	2,371
	KB Home	101,248	2,137
*	TRI Pointe Group Inc.	168,251	2,100
*	Helen of Troy Ltd.	14,650	2,095
	Cracker Barrel Old Country Store Inc.	11,361	2,054
	Wendy’s Co.	112,979	2,026
	Delphi Technologies plc	105,049	1,795
	Jack in the Box Inc.	19,798	1,756
*	Sotheby’s	41,177	1,647
	Dana Inc.	109,452	1,588
*	Weight Watchers International Inc.	28,804	1,441
*	Scientific Games Corp.	64,904	1,264
*,^	Tempur Sealy International Inc.	22,725	1,158

	Tupperware Brands Corp.	25,449	966
	Papa John’s International Inc.	10,625	510
	Adient plc	20,547	487
			157,866
Consumer Staples (1.9%)
	Ingredion Inc.	38,657	4,038
*	Sprouts Farmers Market Inc.	150,369	3,462
	Lancaster Colony Corp.	12,009	2,165
	Nu Skin Enterprises Inc. Class A	29,566	1,951
	Flowers Foods Inc.	97,685	1,933
	Sanderson Farms Inc.	16,170	1,830
	Energizer Holdings Inc.	31,117	1,395
*	Boston Beer Co. Inc. Class A	4,802	1,318
*	Hain Celestial Group Inc.	42,309	876
	Tootsie Roll Industries Inc.	10,095	353
			19,321
Energy (0.5%)
	Core Laboratories NV	21,971	1,826
*	Apergy Corp.	51,245	1,757
*	Matador Resources Co.	52,692	1,201
			4,784
Financials (14.2%)
	FactSet Research Systems Inc.	45,385	10,642
	MarketAxess Holdings Inc.	44,454	9,679
	East West Bancorp Inc.	171,460	9,206
	SEI Investments Co.	155,865	8,370
	Primerica Inc.	51,027	6,066
	Eaton Vance Corp.	139,667	5,689
	Kemper Corp.	72,009	5,480
	Synovus Financial Corp.	138,844	5,250
	Interactive Brokers Group Inc.	88,839	5,139
	Brown & Brown Inc.	175,530	5,094
	Janus Henderson Group plc	199,178	4,661
	Evercore Inc. Class A	48,460	4,001
	Cullen/Frost Bankers Inc.	39,321	3,945
	Bank OZK	143,028	3,876
	Commerce Bancshares Inc.	61,304	3,863
	Webster Financial Corp.	63,293	3,808
*	SLM Corp.	350,296	3,597
	First American Financial Corp.	73,984	3,576
	CNO Financial Group Inc.	194,711	3,563
*	Texas Capital Bancshares Inc.	59,347	3,541
	Sterling Bancorp	176,076	3,398
	RenaissanceRe Holdings Ltd.	24,772	3,285
	Federated Investors Inc. Class B	113,260	2,999
	Pinnacle Financial Partners Inc.	51,103	2,931
	Signature Bank	23,578	2,908
	Wintrust Financial Corp.	36,680	2,837
	MB Financial Inc.	50,811	2,331
*,^	LendingTree Inc.	8,796	2,290
	Cathay General Bancorp	57,542	2,277
	Bank of Hawaii Corp.	23,871	1,904
	Home BancShares Inc.	91,259	1,790
	Hancock Whitney Corp.	44,428	1,787
	BancorpSouth Bank	48,881	1,505

	Washington Federal Inc.	40,525	1,167
			142,455
Health Care (15.9%)
	Teleflex Inc.	54,185	14,924
	Encompass Health Corp.	116,975	8,798
*	PRA Health Sciences Inc.	68,547	8,002
*	Charles River Laboratories International Inc.	56,831	7,664
	Hill-Rom Holdings Inc.	78,570	7,618
	STERIS plc	61,025	7,267
	Bio-Techne Corp.	44,643	7,206
*	Exelixis Inc.	352,632	7,162
*	Catalent Inc.	171,413	6,797
*	Bio-Rad Laboratories Inc. Class A	23,706	6,506
*	Masimo Corp.	56,790	6,271
	Chemed Corp.	19,037	6,031
	West Pharmaceutical Services Inc.	53,946	5,910
*	LivaNova plc	57,494	5,818
*	HealthEquity Inc.	64,091	5,684
*	Medidata Solutions Inc.	70,609	5,452
*	Molina Healthcare Inc.	35,808	5,003
*	ICU Medical Inc.	19,616	4,717
*	United Therapeutics Corp.	35,565	4,200
*	Globus Medical Inc.	86,715	4,187
*	Haemonetics Corp.	38,533	4,134
*	Ligand Pharmaceuticals Inc.	24,970	3,939
	Cantel Medical Corp.	42,934	3,687
*	Inogen Inc.	20,714	3,052
*	Integra LifeSciences Holdings Corp.	51,834	2,780
*	NuVasive Inc.	36,505	2,325
*	Prestige Consumer Healthcare Inc.	41,011	1,592
*	Allscripts Healthcare Solutions Inc.	107,433	1,097
*	Tenet Healthcare Corp.	40,237	1,049
*	Community Health Systems Inc. Rights	29,782	—
			158,872
Industrials (15.3%)
	IDEX Corp.	90,727	12,466
	Old Dominion Freight Line Inc.	77,614	10,612
	Lennox International Inc.	42,867	9,684
*	Teledyne Technologies Inc.	42,492	9,543
	Graco Inc.	197,771	8,712
	Toro Co.	124,465	7,716
	Nordson Corp.	61,921	7,456
	Donaldson Co. Inc.	93,090	5,217
	Insperity Inc.	45,100	4,512
*	ASGN Inc.	61,946	4,290
	Brink’s Co.	60,286	4,269
	Healthcare Services Group Inc.	87,249	4,118
	Wabtec Corp.	41,615	3,937
	Hubbell Inc. Class B	34,996	3,855
	Landstar System Inc.	33,549	3,659
	Carlisle Cos. Inc.	33,926	3,580
	Lincoln Electric Holdings Inc.	41,640	3,579
	Dun & Bradstreet Corp.	22,844	3,279
	Curtiss-Wright Corp.	29,661	3,275
	ITT Inc.	54,934	3,046
	MSA Safety Inc.	27,314	2,977

	Oshkosh Corp.	41,517	2,961
	Woodward Inc.	34,818	2,913
	Watsco Inc.	18,204	2,798
	Knight-Swift Transportation Holdings Inc.	75,864	2,629
*	Dycom Industries Inc.	36,958	2,449
	Herman Miller Inc.	70,399	2,384
	Crane Co.	26,373	2,278
	MSC Industrial Direct Co. Inc. Class A	24,527	2,173
*	Resideo Technologies Inc.	86,419	1,783
	Timken Co.	42,697	1,714
	Kennametal Inc.	40,575	1,697
	Granite Construction Inc.	29,196	1,478
	Valmont Industries Inc.	10,870	1,419
	Deluxe Corp.	27,610	1,390
*	MasTec Inc.	30,774	1,388
	Terex Corp.	32,230	1,065
	Werner Enterprises Inc.	27,852	943
			153,244
Information Technology (19.5%)
*	Zebra Technologies Corp.	63,529	11,423
*	Trimble Inc.	295,746	11,247
*	Ultimate Software Group Inc.	36,916	9,743
	Cognex Corp.	203,547	8,960
*	Tyler Technologies Inc.	45,732	8,815
*	WEX Inc.	50,987	7,901
	Teradyne Inc.	220,592	7,873
	CDK Global Inc.	153,153	7,719
*	Integrated Device Technology Inc.	153,045	7,337
*	Fair Isaac Corp.	34,484	6,850
	National Instruments Corp.	132,964	6,510
*	PTC Inc.	74,031	6,403
	Monolithic Power Systems Inc.	46,046	6,081
	Littelfuse Inc.	29,676	5,679
	LogMeIn Inc.	61,371	5,660
	MAXIMUS Inc.	76,006	5,406
	MKS Instruments Inc.	64,828	5,086
*	Silicon Laboratories Inc.	51,293	4,533
	Jabil Inc.	181,365	4,529
	Versum Materials Inc.	128,907	4,465
	Blackbaud Inc.	57,484	4,211
	j2 Global Inc.	55,351	4,086
*	Coherent Inc.	28,750	3,972
*	CoreLogic Inc.	95,773	3,875
	Cypress Semiconductor Corp.	265,219	3,687
	Sabre Corp.	139,979	3,579
*	Teradata Corp.	88,779	3,341
	InterDigital Inc.	41,188	3,100
*	Cirrus Logic Inc.	72,200	2,703
*	Cree Inc.	55,402	2,445
*	Manhattan Associates Inc.	47,464	2,351
*	ACI Worldwide Inc.	69,854	2,017
*	First Solar Inc.	43,747	1,945
*	LiveRamp Holdings Inc.	40,334	1,908
	Perspecta Inc.	87,690	1,851
*,^	ViaSat Inc.	24,505	1,694
*	Lumentum Holdings Inc.	37,147	1,652
	Vishay Intertechnology Inc.	76,598	1,597

* CommVault Systems Inc.	23,183	1,366
Belden Inc.	21,156	1,180
Plantronics Inc.	21,066	964
		195,744
Materials (4.1%)
Chemours Co.	209,241	5,959
Royal Gold Inc.	77,505	5,670
RPM International Inc.	67,892	4,478
Eagle Materials Inc.	56,540	4,127
Louisiana-Pacific Corp.	168,864	3,860
AptarGroup Inc.	36,051	3,751
Valvoline Inc.	135,412	2,856
Olin Corp.	114,602	2,467
PolyOne Corp.	60,534	2,035
NewMarket Corp.	4,651	1,956
Scotts Miracle-Gro Co.	24,681	1,875
Sensient Technologies Corp.	22,509	1,447
Silgan Holdings Inc.	38,476	991
		41,472
Real Estate (8.1%)
Lamar Advertising Co. Class A	100,119	7,593
Camden Property Trust	58,198	5,538
Kilroy Realty Corp.	71,455	5,008
Jones Lang LaSalle Inc.	33,944	4,861
First Industrial Realty Trust Inc.	149,070	4,779
Douglas Emmett Inc.	120,328	4,442
CoreSite Realty Corp.	43,430	4,233
Medical Properties Trust Inc.	237,447	4,101
Liberty Property Trust	85,698	3,881
National Retail Properties Inc.	76,163	3,813
Pebblebrook Hotel Trust	99,200	3,464
CyrusOne Inc.	53,226	2,985
Rayonier Inc.	93,439	2,955
Life Storage Inc.	28,673	2,800
Highwoods Properties Inc.	55,088	2,389
Healthcare Realty Trust Inc.	75,570	2,343
Cousins Properties Inc.	263,635	2,228
Uniti Group Inc.	97,703	1,947
PotlatchDeltic Corp.	51,971	1,928
GEO Group Inc.	77,810	1,808
Taubman Centers Inc.	31,755	1,681
Weingarten Realty Investors	54,967	1,586
Urban Edge Properties	74,205	1,480
Corporate Office Properties Trust	55,384	1,355
Tanger Factory Outlet Centers Inc.	46,667	1,104
Realogy Holdings Corp.	32,283	622
		80,924
Utilities (2.2%)
Vectren Corp.	62,912	4,518
Aqua America Inc.	128,409	4,403
IDACORP Inc.	31,601	3,104
ALLETE Inc.	31,600	2,571
PNM Resources Inc.	56,547	2,444
Southwest Gas Holdings Inc.	29,665	2,337

ONE Gas Inc.			26,098	2,221
				21,598
Total Common Stocks (Cost $1,014,119)				1,002,620

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	2.407%		16,234	1,623

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill	2.479%	5/9/19	200	198
Total Temporary Cash Investments (Cost $1,821)				1,821
Total Investments (100.2%) (Cost $1,015,940)				1,004,441
Other Assets and Liabilities-Net (-0.2%)[3]				(1,586)
Net Assets (100%)				1,002,855

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,590,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $1,622,000 of collateral received for securities on loan.

4     Securities with a value of $99,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018	2	376	10

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

S&P Mid-Cap 400 Growth Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,002,620	—	—
Temporary Cash Investments	1,623	198	—
Futures Contracts—Assets[1]	3	—	—
Total	1,004,246	198	—

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (100.1%)[1]
Communication Services (2.0%)
	Cinemark Holdings Inc.	118,550	4,549
	Telephone & Data Systems Inc.	102,727	3,670
	TEGNA Inc.	240,133	3,191
	Cable One Inc.	2,103	1,891
	John Wiley & Sons Inc. Class A	31,466	1,740
	Meredith Corp.	19,979	1,144
*	AMC Networks Inc. Class A	18,770	1,124
*	Cars.com Inc.	32,884	851
	Frontier Communications Corp.	2	—
			18,160
Consumer Discretionary (8.0%)
	Williams-Sonoma Inc.	89,824	5,087
*	Adtalem Global Education Inc.	66,825	3,858
	Aaron’s Inc.	77,139	3,610
*	Urban Outfitters Inc.	85,028	3,239
	Graham Holdings Co. Class B	4,888	3,221
	Dick’s Sporting Goods Inc.	85,326	3,070
	Signet Jewelers Ltd.	57,886	3,051
	Cracker Barrel Old Country Store Inc.	16,062	2,904
*	Sally Beauty Holdings Inc.	133,968	2,828
	Brunswick Corp.	53,222	2,823
*	Murphy USA Inc.	33,372	2,704
	Gentex Corp.	113,914	2,565
*	AutoNation Inc.	64,140	2,382
*	Deckers Outdoor Corp.	16,755	2,232
*	Helen of Troy Ltd.	15,564	2,226
	Cheesecake Factory Inc.	47,022	2,219
	Brinker International Inc.	43,047	2,199
	Bed Bath & Beyond Inc.	156,307	2,013
	Big Lots Inc.	44,976	1,959
*	Michaels Cos. Inc.	108,942	1,849
	Wendy’s Co.	102,319	1,835
	Adient plc	77,461	1,834
	Texas Roadhouse Inc. Class A	25,197	1,664
	American Eagle Outfitters Inc.	77,010	1,612
*	Tempur Sealy International Inc.	29,586	1,508
	Dillard’s Inc. Class A	21,442	1,488
	Carter’s Inc.	16,064	1,486
	Tupperware Brands Corp.	31,795	1,207
	International Speedway Corp. Class A	27,254	1,154
	Jack in the Box Inc.	10,051	891
	Dana Inc.	58,070	843
*	Weight Watchers International Inc.	15,945	798
^	Papa John’s International Inc.	15,023	721
			73,079
Consumer Staples (3.8%)
*	Post Holdings Inc.	74,305	7,189
	Casey’s General Stores Inc.	40,801	5,283

	Ingredion Inc.	42,781	4,469
*	TreeHouse Foods Inc.	62,729	3,300
*	Edgewell Personal Care Co.	60,261	2,519
	Nu Skin Enterprises Inc. Class A	34,049	2,246
	Flowers Foods Inc.	112,516	2,227
	Lancaster Colony Corp.	10,441	1,883
	Energizer Holdings Inc.	37,319	1,673
*	Boston Beer Co. Inc. Class A	5,101	1,400
*	Hain Celestial Group Inc.	59,864	1,239
	Sanderson Farms Inc.	7,179	812
	Tootsie Roll Industries Inc.	11,187	392
			34,631
Energy (8.5%)
*	WPX Energy Inc.	440,273	6,142
	Murphy Oil Corp.	181,382	5,786
	EQT Corp.	294,423	5,509
	PBF Energy Inc. Class A	133,643	5,169
*	Equitrans Midstream Corp.	227,131	5,070
*,^	Transocean Ltd.	478,971	4,445
	Patterson-UTI Energy Inc.	245,340	3,405
	Range Resources Corp.	230,904	3,360
*	CNX Resources Corp.	237,609	3,289
*	Southwestern Energy Co.	653,873	3,152
*,^	Chesapeake Energy Corp.	1,017,410	2,971
	Ensco plc Class A	487,380	2,763
	Core Laboratories NV	28,593	2,376
	SM Energy Co.	115,060	2,347
*	Callon Petroleum Co.	253,803	2,170
*	Oasis Petroleum Inc.	297,956	2,127
*	QEP Resources Inc.	264,300	2,122
*	Rowan Cos. plc Class A	141,668	1,964
	World Fuel Services Corp.	75,755	1,954
*	Oceaneering International Inc.	109,854	1,844
	McDermott International Inc.	201,329	1,754
*	Dril-Quip Inc.	41,855	1,643
*	Matador Resources Co.	65,841	1,501
*	Gulfport Energy Corp.	175,923	1,499
*	Apergy Corp.	37,906	1,299
	Nabors Industries Ltd.	362,941	1,172
*,^	Diamond Offshore Drilling Inc.	72,018	907
			77,741
Financials (18.8%)
	Reinsurance Group of America Inc. Class A	70,992	10,605
	Alleghany Corp.	16,656	10,510
	WR Berkley Corp.	107,285	8,452
	American Financial Group Inc.	78,480	8,033
	Old Republic International Corp.	317,038	7,149
	First Horizon National Corp.	362,473	5,977
	New York Community Bancorp Inc.	546,962	5,814
	PacWest Bancorp	136,574	5,496
	Hanover Insurance Group Inc.	47,431	5,441
	Prosperity Bancshares Inc.	73,988	5,134
	Signature Bank	39,505	4,872
	Umpqua Holdings Corp.	245,526	4,724
	Associated Banc-Corp	191,922	4,447
	FNB Corp.	361,733	4,435

	TCF Financial Corp.	186,958	4,205
	United Bankshares Inc.	115,767	4,187
	Valley National Bancorp	369,713	4,000
	Stifel Financial Corp.	79,418	3,834
	Chemical Financial Corp.	79,635	3,759
	Cullen/Frost Bankers Inc.	34,209	3,432
	Fulton Financial Corp.	196,164	3,415
	UMB Financial Corp.	50,275	3,402
	Commerce Bancshares Inc.	53,254	3,356
	Navient Corp.	262,683	3,021
	RenaissanceRe Holdings Ltd.	21,550	2,858
	Aspen Insurance Holdings Ltd.	66,570	2,787
	Legg Mason Inc.	95,328	2,762
	Brown & Brown Inc.	93,044	2,700
	First American Financial Corp.	54,813	2,649
*	Genworth Financial Inc. Class A	558,321	2,602
	Webster Financial Corp.	43,170	2,598
	Trustmark Corp.	75,435	2,440
	International Bancshares Corp.	61,217	2,350
	Wintrust Financial Corp.	28,293	2,188
	Hancock Whitney Corp.	53,305	2,144
	MB Financial Inc.	46,017	2,111
	Bank of Hawaii Corp.	24,355	1,942
	Pinnacle Financial Partners Inc.	33,477	1,920
	Home BancShares Inc.	93,134	1,826
	Mercury General Corp.	30,231	1,713
	BancorpSouth Bank	54,097	1,666
	Sterling Bancorp	85,621	1,652
*	SLM Corp.	155,381	1,596
	Washington Federal Inc.	54,987	1,584
	Cathay General Bancorp	31,860	1,261
			173,048
Health Care (4.4%)
*	Molina Healthcare Inc.	35,124	4,907
	STERIS plc	36,762	4,378
*	MEDNAX Inc.	104,254	4,191
*	Syneos Health Inc.	67,684	3,501
	West Pharmaceutical Services Inc.	31,159	3,414
*	Acadia Healthcare Co. Inc.	98,443	3,344
*	Avanos Medical Inc.	52,714	2,515
	Patterson Cos. Inc.	92,053	2,335
*	Haemonetics Corp.	21,315	2,287
*	Mallinckrodt plc	92,797	2,208
*	United Therapeutics Corp.	15,059	1,778
*	Integra LifeSciences Holdings Corp.	29,930	1,605
*	NuVasive Inc.	22,934	1,461
*	Tenet Healthcare Corp.	54,557	1,422
*	Allscripts Healthcare Solutions Inc.	93,565	955
*	Prestige Consumer Healthcare Inc.	19,049	739
			41,040
Industrials (16.0%)
*	JetBlue Airways Corp.	348,814	6,809
	ManpowerGroup Inc.	72,385	5,876
	Acuity Brands Inc.	44,811	5,826
*	AECOM	179,335	5,767
*	Genesee & Wyoming Inc. Class A	66,279	5,520

	Wabtec Corp.	56,436	5,339
	EMCOR Group Inc.	64,892	4,728
*	Kirby Corp.	60,085	4,587
	nVent Electric plc	181,685	4,546
*	Stericycle Inc.	94,200	4,528
	AGCO Corp.	74,116	4,423
	EnerSys	46,975	4,104
	Trinity Industries Inc.	164,742	3,926
	Regal Beloit Corp.	48,469	3,789
*	Clean Harbors Inc.	56,936	3,674
	Carlisle Cos. Inc.	34,637	3,655
	GATX Corp.	42,049	3,512
*	Esterline Technologies Corp.	29,532	3,506
	Ryder System Inc.	59,231	3,351
	Donaldson Co. Inc.	56,065	3,142
	Hubbell Inc. Class B	28,110	3,097
	Oshkosh Corp.	42,407	3,025
	KBR Inc.	156,974	2,915
	Lincoln Electric Holdings Inc.	33,457	2,876
	Watsco Inc.	18,593	2,858
	Dun & Bradstreet Corp.	19,868	2,852
	Crane Co.	31,623	2,731
	ITT Inc.	45,920	2,546
	MSC Industrial Direct Co. Inc. Class A	28,276	2,505
	Knight-Swift Transportation Holdings Inc.	71,484	2,478
	Woodward Inc.	29,088	2,434
	Curtiss-Wright Corp.	21,088	2,328
	Kennametal Inc.	52,838	2,210
*	Avis Budget Group Inc.	74,195	2,173
*	MasTec Inc.	43,525	1,963
	Valmont Industries Inc.	14,754	1,926
	HNI Corp.	48,809	1,882
	Pitney Bowes Inc.	209,866	1,771
*	NOW Inc.	120,905	1,631
	Landstar System Inc.	14,198	1,549
	Timken Co.	37,183	1,493
	MSA Safety Inc.	13,266	1,446
	Terex Corp.	41,967	1,387
	Deluxe Corp.	27,130	1,366
	Granite Construction Inc.	23,458	1,188
*	Resideo Technologies Inc.	56,614	1,168
	Werner Enterprises Inc.	23,276	788
*	Arcosa Inc.	1	—
			147,192
Information Technology (9.9%)
	Leidos Holdings Inc.	167,817	10,572
*	Arrow Electronics Inc.	97,451	7,501
*	ARRIS International plc	189,018	5,841
	Avnet Inc.	129,085	5,657
*	Ciena Corp.	158,983	5,186
*	CACI International Inc. Class A	27,500	4,535
	Sabre Corp.	174,901	4,472
*	PTC Inc.	48,477	4,193
*	Tech Data Corp.	42,768	3,847
	SYNNEX Corp.	46,196	3,730
*	NCR Corp.	131,523	3,645
	Science Applications International Corp.	47,349	3,292

*,^	ViaSat Inc.	39,314	2,718
*	Cree Inc.	61,290	2,705
*	LiveRamp Holdings Inc.	48,378	2,288
*	NetScout Systems Inc.	80,811	2,164
	Cypress Semiconductor Corp.	153,231	2,130
*	First Solar Inc.	42,915	1,908
*	Teradata Corp.	49,160	1,850
*	ACI Worldwide Inc.	63,241	1,826
	Perspecta Inc.	76,342	1,612
	Vishay Intertechnology Inc.	75,162	1,567
*	Lumentum Holdings Inc.	35,007	1,557
*	Synaptics Inc.	39,430	1,516
*	Manhattan Associates Inc.	28,607	1,417
	Belden Inc.	25,390	1,416
*	CommVault Systems Inc.	20,981	1,237
	Plantronics Inc.	16,899	773
			91,154
Materials (9.1%)
	Steel Dynamics Inc.	261,785	9,215
	Reliance Steel & Aluminum Co.	80,674	6,490
	Sonoco Products Co.	111,056	6,390
	Ashland Global Holdings Inc.	69,603	5,700
	RPM International Inc.	84,793	5,592
	Bemis Co. Inc.	101,492	4,949
	United States Steel Corp.	197,636	4,557
*	Allegheny Technologies Inc.	140,156	3,680
	AptarGroup Inc.	35,358	3,679
	Cabot Corp.	68,650	3,378
*	Owens-Illinois Inc.	177,614	3,266
	Domtar Corp.	70,114	3,056
	Commercial Metals Co.	130,491	2,515
	NewMarket Corp.	5,575	2,344
	Carpenter Technology Corp.	52,713	2,271
	Minerals Technologies Inc.	39,372	2,216
	Compass Minerals International Inc.	37,756	1,892
	Worthington Industries Inc.	45,041	1,866
	Valvoline Inc.	85,055	1,794
	Olin Corp.	78,252	1,685
	Sensient Technologies Corp.	25,932	1,666
	Scotts Miracle-Gro Co.	20,631	1,568
	Greif Inc. Class A	28,937	1,484
	Silgan Holdings Inc.	50,135	1,291
	PolyOne Corp.	32,120	1,080
			83,622
Real Estate (11.3%)
	Omega Healthcare Investors Inc.	223,359	8,474
	American Campus Communities Inc.	152,787	6,697
	EPR Properties	82,911	5,873
	National Retail Properties Inc.	103,229	5,168
	Hospitality Properties Trust	183,308	4,920
	JBG SMITH Properties	120,735	4,838
	Camden Property Trust	48,622	4,627
	LaSalle Hotel Properties	123,339	3,954
	Sabra Health Care REIT Inc.	198,816	3,835
	Liberty Property Trust	84,055	3,807
	CyrusOne Inc.	66,502	3,729

Senior Housing Properties Trust	265,022	3,647
Medical Properties Trust Inc.	183,065	3,162
Kilroy Realty Corp.	44,909	3,148
CoreCivic Inc.	132,206	2,902
Highwoods Properties Inc.	63,491	2,754
Jones Lang LaSalle Inc.	18,790	2,691
Douglas Emmett Inc.	66,611	2,459
Life Storage Inc.	24,923	2,433
Weingarten Realty Investors	81,060	2,339
Mack-Cali Realty Corp.	100,705	2,181
Healthcare Realty Trust Inc.	68,402	2,120
Realogy Holdings Corp.	107,931	2,079
Uniti Group Inc.	103,841	2,070
Taubman Centers Inc.	38,107	2,017
Cousins Properties Inc.	220,484	1,863
Rayonier Inc.	56,270	1,780
Corporate Office Properties Trust	69,205	1,693
* Alexander & Baldwin Inc.	75,557	1,566
GEO Group Inc.	62,462	1,452
Tanger Factory Outlet Centers Inc.	60,751	1,437
Urban Edge Properties	57,303	1,143
PotlatchDeltic Corp.	26,397	979
		103,836
Utilities (8.3%)
Atmos Energy Corp.	124,631	11,923
UGI Corp.	194,678	11,184
OGE Energy Corp.	222,985	8,835
MDU Resources Group Inc.	218,788	5,791
National Fuel Gas Co.	90,327	4,864
New Jersey Resources Corp.	99,284	4,818
Hawaiian Electric Industries Inc.	121,584	4,659
Black Hills Corp.	60,294	3,992
NorthWestern Corp.	56,211	3,595
ONE Gas Inc.	34,572	2,942
Aqua America Inc.	77,667	2,663
IDACORP Inc.	26,490	2,602
Vectren Corp.	33,404	2,399
Southwest Gas Holdings Inc.	30,345	2,390
ALLETE Inc.	27,571	2,244
PNM Resources Inc.	35,656	1,541
		76,444
Total Common Stocks (Cost $896,195)		919,947

Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	2.407%	45,438	4,544

Maturity Date	Face Amount ($000)

U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill	2.479%	5/9/19	200	198
Total Temporary Cash Investments (Cost $4,742)				4,742

Total Investments (100.6%) (Cost $900,937)	924,689
Other Assets and Liabilities-Net (-0.6%)[3]	(5,498)
Net Assets (100%)	919,191

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,885,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $4,540,000 of collateral received for securities on loan.

4     Securities with a value of $148,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018	8	1,504	(68)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Mid-Cap 400 Value Index Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	919,947	—	—
Temporary Cash Investments	4,544	198	—
Futures Contracts—Assets[1]	10	—	—
Total	924,501	198	—

1 Represents variation margin on the last day of the reporting period.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)1
Communication Services (2.2%)
*	Vonage Holdings Corp.	557,273	5,902
*	Iridium Communications Inc.	244,186	5,831
	Cogent Communications Holdings Inc.	105,991	5,139
	Scholastic Corp.	69,968	3,233
	Gannett Co. Inc.	285,222	2,958
	EW Scripps Co. Class A	144,869	2,554
	Consolidated Communications Holdings Inc.	179,938	2,476
	ATN International Inc.	27,386	2,316
*	XO Group Inc.	62,237	2,147
	Marcus Corp.	49,911	2,119
	New Media Investment Group Inc.	137,683	1,817
*	Cincinnati Bell Inc.	125,980	1,565
*	QuinStreet Inc.	93,555	1,510
^	Frontier Communications Corp.	266,858	953
*	TechTarget Inc.	54,626	786
	Spok Holdings Inc.	45,639	665
			41,971
Consumer Discretionary (13.9%)
	Wolverine World Wide Inc.	241,079	8,341
	Strategic Education Inc.	54,507	7,440
*	Stamps.com Inc.	43,227	7,412
	Monro Inc.	83,366	6,779
*	iRobot Corp.	69,432	6,624
	Steven Madden Ltd.	202,759	6,535
*	Dorman Products Inc.	73,986	6,500
*	Fox Factory Holding Corp.	95,840	6,106
*,^	RH	49,598	5,760
	Dave & Buster’s Entertainment Inc.	99,793	5,674
	Children’s Place Inc.	41,645	5,399
	LCI Industries	63,657	4,926
	Wingstop Inc.	74,268	4,874
	Lithia Motors Inc. Class A	58,593	4,855
*	Crocs Inc.	172,026	4,782
	DSW Inc. Class A	172,221	4,777
*	TopBuild Corp.	90,437	4,608
	Office Depot Inc.	1,399,762	4,521
	Cooper Tire & Rubber Co.	126,381	4,322
*	Gentherm Inc.	92,463	4,293
*	G-III Apparel Group Ltd.	106,159	4,255
*	Shutterfly Inc.	84,894	4,244
*	Belmond Ltd. Class A	226,059	4,114
	Dine Brands Global Inc.	44,665	3,983
	Callaway Golf Co.	224,582	3,847
	Sonic Corp.	86,651	3,765
*	Meritage Homes Corp.	96,475	3,690
*	Shake Shack Inc. Class A	64,914	3,606
*	Cavco Industries Inc.	21,605	3,555
*	Asbury Automotive Group Inc.	51,397	3,553

	Abercrombie & Fitch Co.	169,274	3,540
*	American Axle & Manufacturing Holdings Inc.	282,626	3,519
	GameStop Corp. Class A	257,236	3,514
	Oxford Industries Inc.	42,893	3,448
	La-Z-Boy Inc.	117,891	3,446
	Guess? Inc.	143,271	3,410
*	Sleep Number Corp.	88,124	3,379
	MDC Holdings Inc.	114,028	3,358
	Caleres Inc.	109,105	3,298
*	Cooper-Standard Holdings Inc.	42,134	3,081
	Core-Mark Holding Co. Inc.	116,061	3,050
	BJ’s Restaurants Inc.	53,105	2,885
	Tailored Brands Inc.	125,748	2,880
	Nutrisystem Inc.	74,338	2,765
	Standard Motor Products Inc.	50,982	2,685
	Group 1 Automotive Inc.	44,651	2,509
*	Career Education Corp.	176,106	2,376
	Sturm Ruger & Co. Inc.	44,137	2,366
*	Fossil Group Inc.	114,670	2,217
*	Installed Building Products Inc.	55,880	2,164
*,^	LGI Homes Inc.	46,862	2,163
*,^	Garrett Motion Inc.	186,728	2,147
*	Genesco Inc.	50,201	2,096
	Winnebago Industries Inc.	72,572	1,817
	Shutterstock Inc.	46,719	1,785
	Ruth’s Hospitality Group Inc.	71,899	1,759
*	M/I Homes Inc.	73,033	1,719
	Chico’s FAS Inc.	317,611	1,715
*	Vista Outdoor Inc.	145,017	1,653
*	Rent-A-Center Inc.	112,056	1,645
	Movado Group Inc.	41,745	1,571
*	Regis Corp.	83,749	1,530
	Buckle Inc.	71,465	1,365
*	Ascena Retail Group Inc.	435,561	1,315
*	American Public Education Inc.	41,408	1,310
	Ethan Allen Interiors Inc.	62,304	1,295
	PetMed Express Inc.	52,862	1,273
*	MarineMax Inc.	56,969	1,210
*	Universal Electronics Inc.	34,901	1,203
*	Monarch Casino & Resort Inc.	29,779	1,191
*	Express Inc.	188,029	1,173
*	Red Robin Gourmet Burgers Inc.	33,211	1,152
*,^	JC Penney Co. Inc.	789,897	1,130
*	Fiesta Restaurant Group Inc.	59,214	1,116
	Barnes & Noble Inc.	143,010	1,083
*	William Lyon Homes Class A	83,696	1,040
	Haverty Furniture Cos. Inc.	49,696	1,018
*	Unifi Inc.	36,573	1,016
	Shoe Carnival Inc.	26,377	1,001
*	Nautilus Inc.	76,325	985
	Sonic Automotive Inc. Class A	60,242	951
*	Zumiez Inc.	47,710	941
*	Chuy’s Holdings Inc.	43,453	930
*,^	Lumber Liquidators Holdings Inc.	73,537	929
	Cato Corp. Class A	58,839	889
*	Motorcar Parts of America Inc.	47,762	857
*	El Pollo Loco Holdings Inc.	55,625	849

*	Hibbett Sports Inc.	47,375	734
*	Barnes & Noble Education Inc.	91,209	608
*	Vera Bradley Inc.	54,872	605
	Tile Shop Holdings Inc.	98,488	582
*	Liquidity Services Inc.	65,515	425
	Superior Industries International Inc.	57,568	424
*	Kirkland’s Inc.	38,303	416
*	Vitamin Shoppe Inc.	39,581	309
*	Francesca’s Holdings Corp.	88,354	176
			266,131
Consumer Staples (3.6%)
*	Darling Ingredients Inc.	416,631	9,116
	WD-40 Co.	35,149	6,140
	J&J Snack Foods Corp.	37,945	5,952
	B&G Foods Inc.	166,435	5,048
	Medifast Inc.	30,157	4,478
	Universal Corp.	62,970	3,992
	Calavo Growers Inc.	39,465	3,879
	Cal-Maine Foods Inc.	76,614	3,579
*	Central Garden & Pet Co. Class A	103,183	3,209
*	United Natural Foods Inc.	127,491	2,755
	Inter Parfums Inc.	43,450	2,684
	Coca-Cola Bottling Co. Consolidated	11,729	2,493
*	Avon Products Inc.	1,114,916	2,364
*	Chefs’ Warehouse Inc.	58,655	2,235
	Andersons Inc.	66,542	2,200
	MGP Ingredients Inc.	31,906	2,169
	SpartanNash Co.	90,330	1,694
	John B Sanfilippo & Son Inc.	22,016	1,370
	Dean Foods Co.	230,505	1,162
*	Central Garden & Pet Co.	26,445	895
*	Seneca Foods Corp. Class A	17,419	583
			67,997
Energy (3.6%)
*	PDC Energy Inc.	167,826	5,696
*	Carrizo Oil & Gas Inc.	216,594	3,706
*	SRC Energy Inc.	612,795	3,536
*	Oil States International Inc.	151,537	3,397
	Archrock Inc.	326,670	3,332
*	ProPetro Holding Corp.	187,195	3,036
*	Helix Energy Solutions Group Inc.	351,678	2,884
*	Unit Corp.	136,617	2,842
	US Silica Holdings Inc.	195,734	2,777
*	C&J Energy Services Inc.	160,456	2,757
*	Denbury Resources Inc.	1,165,367	2,634
*	Noble Corp. plc	624,596	2,605
*	Renewable Energy Group Inc.	94,025	2,534
*	CONSOL Energy Inc.	70,723	2,430
*	Superior Energy Services Inc.	390,223	2,127
*	Penn Virginia Corp.	33,947	1,974
*	Exterran Corp.	80,849	1,819
*	SEACOR Holdings Inc.	43,154	1,793
*	Newpark Resources Inc.	229,213	1,763
*	Laredo Petroleum Inc.	386,859	1,691
	Green Plains Inc.	97,993	1,592
*	Matrix Service Co.	68,177	1,393

*	Bonanza Creek Energy Inc.	47,129	1,250
*	Par Pacific Holdings Inc.	70,522	1,193
*	KLX Energy Services Holdings Inc.	51,092	1,032
*	Ring Energy Inc.	143,110	1,000
*	REX American Resources Corp.	14,361	999
*	HighPoint Resources Corp.	278,505	908
*	TETRA Technologies Inc.	315,391	732
*	Geospace Technologies Corp.	33,982	528
*	Era Group Inc.	51,022	513
*	Pioneer Energy Services Corp.	196,284	497
*,^	Bristow Group Inc.	90,155	353
*	Gulf Island Fabrication Inc.	34,913	276
*	CARBO Ceramics Inc.	53,251	244
*	Cloud Peak Energy Inc.	192,824	161
			68,004
Financials (19.0%)
	First Financial Bankshares Inc.	171,099	11,210
	Glacier Bancorp Inc.	213,881	10,099
	FirstCash Inc.	112,172	9,989
*	Green Dot Corp. Class A	119,791	9,983
	Selective Insurance Group Inc.	148,756	9,873
	Community Bank System Inc.	129,331	8,492
	American Equity Investment Life Holding Co.	228,420	7,796
	Columbia Banking System Inc.	185,577	7,549
	RLI Corp.	98,687	7,482
	Old National Bancorp	381,533	7,146
	First Financial Bancorp	247,939	6,922
	Simmons First National Corp. Class A	233,802	6,874
	First Midwest Bancorp Inc.	261,397	6,166
	CVB Financial Corp.	259,524	6,031
	ProAssurance Corp.	135,900	5,943
	Independent Bank Corp.	69,798	5,610
	Great Western Bancorp Inc.	149,346	5,574
	Apollo Commercial Real Estate Finance Inc.	282,630	5,353
	United Community Banks Inc.	199,772	5,164
	First BanCorp	550,598	4,983
	Banner Corp.	79,784	4,787
	Hope Bancorp Inc.	311,804	4,739
	Northwest Bancshares Inc.	261,583	4,690
*	Eagle Bancorp Inc.	79,996	4,611
	ServisFirst Bancshares Inc.	116,067	4,570
	LegacyTexas Financial Group Inc.	113,525	4,406
	Invesco Mortgage Capital Inc.	281,858	4,403
*	Axos Financial Inc.	139,387	4,349
	Ameris Bancorp	101,322	4,340
	NBT Bancorp Inc.	110,308	4,299
	Westamerica Bancorporation	67,382	4,259
	Horace Mann Educators Corp.	104,104	4,193
	Waddell & Reed Financial Inc. Class A	202,454	4,122
	Navigators Group Inc.	58,765	4,082
	Provident Financial Services Inc.	155,180	3,985
*	Seacoast Banking Corp. of Florida	129,127	3,745
*	Blucora Inc.	120,801	3,740
	S&T Bancorp Inc.	88,425	3,738
	Employers Holdings Inc.	82,634	3,714
	Universal Insurance Holdings Inc.	81,198	3,564
	First Commonwealth Financial Corp.	253,589	3,535

	Redwood Trust Inc.	210,102	3,507
*	Pacific Premier Bancorp Inc.	113,422	3,501
*	PRA Group Inc.	114,411	3,492
	Berkshire Hills Bancorp Inc.	102,117	3,487
	Walker & Dunlop Inc.	72,781	3,437
	PennyMac Mortgage Investment Trust	154,460	3,251
*	NMI Holdings Inc. Class A	165,992	3,243
	Safety Insurance Group Inc.	36,774	3,230
	Brookline Bancorp Inc.	203,156	3,145
	AMERISAFE Inc.	48,616	3,140
	City Holding Co.	39,067	2,998
	Heritage Financial Corp.	83,801	2,931
	United Fire Group Inc.	53,739	2,895
	James River Group Holdings Ltd.	75,902	2,889
	Southside Bancshares Inc.	83,389	2,846
	Piper Jaffray Cos.	38,296	2,733
	Boston Private Financial Holdings Inc.	214,847	2,726
	Tompkins Financial Corp.	31,304	2,560
	Stewart Information Services Corp.	59,886	2,519
	Investment Technology Group Inc.	83,144	2,505
	National Bank Holdings Corp. Class A	65,220	2,428
*	Flagstar Bancorp Inc.	74,302	2,411
	New York Mortgage Trust Inc.	384,028	2,381
	ARMOUR Residential REIT Inc.	105,758	2,341
*	Triumph Bancorp Inc.	60,997	2,335
	Granite Point Mortgage Trust Inc.	110,614	2,097
	WisdomTree Investments Inc.	293,702	2,082
	Central Pacific Financial Corp.	74,253	2,082
	OFG Bancorp	111,836	2,033
*	Ambac Financial Group Inc.	114,791	2,007
*	Third Point Reinsurance Ltd.	188,680	1,947
	TrustCo Bank Corp. NY	246,540	1,945
*	Enova International Inc.	86,907	1,924
*	World Acceptance Corp.	17,066	1,859
	Hanmi Financial Corp.	82,349	1,848
	Banc of California Inc.	107,403	1,847
	Preferred Bank/Los Angeles	35,609	1,824
*	HomeStreet Inc.	68,043	1,811
*,^	Encore Capital Group Inc.	64,714	1,811
	Capstead Mortgage Corp.	233,208	1,803
	Virtus Investment Partners Inc.	18,127	1,722
	Northfield Bancorp Inc.	118,634	1,672
*	Veritex Holdings Inc.	61,849	1,589
	Meta Financial Group Inc.	69,404	1,587
*	INTL. FCStone Inc.	40,254	1,568
*	eHealth Inc.	40,702	1,568
	Oritani Financial Corp.	99,374	1,549
	Dime Community Bancshares Inc.	80,315	1,466
*	Customers Bancorp Inc.	73,494	1,434
*	Donnelley Financial Solutions Inc.	85,333	1,422
	Green Bancorp Inc.	66,700	1,357
	Fidelity Southern Corp.	55,605	1,320
*	EZCORP Inc. Class A	131,414	1,251
	Opus Bank	54,477	1,177
	United Insurance Holdings Corp.	53,957	1,047
*	Franklin Financial Network Inc.	30,697	1,035
	Greenhill & Co. Inc.	43,872	1,032

	HCI Group Inc.	18,367	998
	Maiden Holdings Ltd.	174,735	442
			363,197
Health Care (11.9%)
*	Amedisys Inc.	73,340	9,993
*	Merit Medical Systems Inc.	138,623	8,740
*	Neogen Corp.	131,331	8,518
*	Emergent BioSolutions Inc.	111,551	8,125
*	LHC Group Inc.	73,789	7,738
*	Omnicell Inc.	99,480	7,683
*	AMN Healthcare Services Inc.	120,297	7,663
*	HMS Holdings Corp.	211,309	7,552
*	Integer Holdings Corp.	74,959	6,640
*	Repligen Corp.	98,796	6,389
*	Supernus Pharmaceuticals Inc.	132,342	6,276
*	Myriad Genetics Inc.	189,383	6,106
*	Endo International plc	505,080	6,076
*	BioTelemetry Inc.	82,930	5,883
	Ensign Group Inc.	124,113	5,631
*	Select Medical Holdings Corp.	273,353	5,298
	CONMED Corp.	65,639	4,461
*	REGENXBIO Inc.	74,148	4,442
*	Tivity Health Inc.	100,982	4,136
*	Cambrex Corp.	83,929	4,014
	US Physical Therapy Inc.	32,025	3,811
*	Corcept Therapeutics Inc.	266,598	3,714
*	Medicines Co.	165,837	3,670
*	Spectrum Pharmaceuticals Inc.	249,593	3,609
*	Magellan Health Inc.	62,041	3,383
*	Vanda Pharmaceuticals Inc.	132,876	3,327
*	Tabula Rasa HealthCare Inc.	42,428	3,203
*	Enanta Pharmaceuticals Inc.	39,631	3,136
*	Innoviva Inc.	171,703	3,135
	Luminex Corp.	104,728	3,076
*	Natus Medical Inc.	84,456	2,988
*	Orthofix Medical Inc.	47,757	2,877
*	CryoLife Inc.	85,293	2,586
*	Varex Imaging Corp.	96,042	2,531
*	Tactile Systems Technology Inc.	42,129	2,369
*	Momenta Pharmaceuticals Inc.	197,956	2,344
*	Diplomat Pharmacy Inc.	142,983	2,213
*	NextGen Healthcare Inc.	119,887	2,104
*	Surmodics Inc.	33,609	2,036
	Meridian Bioscience Inc.	107,265	2,032
*	Acorda Therapeutics Inc.	99,418	2,031
*	AngioDynamics Inc.	93,495	2,009
*	OraSure Technologies Inc.	154,541	1,963
*	Providence Service Corp.	27,701	1,962
*	Amphastar Pharmaceuticals Inc.	87,517	1,901
*	Addus HomeCare Corp.	24,900	1,848
*	Lantheus Holdings Inc.	96,591	1,811
*	Heska Corp.	17,176	1,786
	Phibro Animal Health Corp. Class A	51,252	1,737
*	Akorn Inc.	239,444	1,643
*	CorVel Corp.	23,342	1,627
	HealthStream Inc.	64,575	1,591
*	AMAG Pharmaceuticals Inc.	86,587	1,563

*	Eagle Pharmaceuticals Inc.	28,104	1,416
*,^	Community Health Systems Inc.	296,471	1,408
*	Anika Therapeutics Inc.	36,786	1,267
	Owens & Minor Inc.	156,789	1,196
*	ANI Pharmaceuticals Inc.	20,874	1,160
	LeMaitre Vascular Inc.	39,757	1,109
*	Progenics Pharmaceuticals Inc.	211,564	1,098
*	Cytokinetics Inc.	137,819	1,083
*	Cross Country Healthcare Inc.	93,247	846
	Computer Programs & Systems Inc.	30,219	806
*	Assertio Therapeutics Inc.	161,601	806
*	Cutera Inc.	34,769	713
*	Lannett Co. Inc.	85,430	504
	Invacare Corp.	83,826	461
*	Quorum Health Corp.	63,186	279
*,^	MiMedx Group Inc.	974	3
			227,135
Industrials (18.5%)
*	Trex Co. Inc.	148,706	9,477
*	Proto Labs Inc.	68,447	8,808
	Tetra Tech Inc.	140,043	8,537
	SkyWest Inc.	131,950	7,611
	Moog Inc. Class A	82,231	7,191
	Barnes Group Inc.	119,057	7,149
	Korn/Ferry International	144,461	7,074
	Hillenbrand Inc.	157,838	6,994
*	FTI Consulting Inc.	96,756	6,797
	Exponent Inc.	131,838	6,634
	John Bean Technologies Corp.	80,053	6,608
*	Axon Enterprise Inc.	147,709	6,421
	Applied Industrial Technologies Inc.	98,168	6,404
*	Mercury Systems Inc.	122,659	6,355
*	Aerojet Rocketdyne Holdings Inc.	176,231	6,205
	Simpson Manufacturing Co. Inc.	105,677	6,182
	UniFirst Corp.	38,989	6,020
*	Harsco Corp.	204,948	5,482
	Brady Corp. Class A	122,294	5,327
	Albany International Corp.	73,496	5,318
	ABM Industries Inc.	167,079	5,293
	Watts Water Technologies Inc. Class A	70,451	5,196
	Hawaiian Holdings Inc.	128,094	5,142
*	Chart Industries Inc.	78,610	4,996
	Comfort Systems USA Inc.	94,446	4,974
	Forward Air Corp.	74,469	4,861
	ESCO Technologies Inc.	65,733	4,620
	Mobile Mini Inc.	112,749	4,557
	Franklin Electric Co. Inc.	98,391	4,452
	Cubic Corp.	71,309	4,363
	Allegiant Travel Co. Class A	32,239	4,333
	Universal Forest Products Inc.	155,724	4,307
	Matson Inc.	108,333	4,263
*	Aerovironment Inc.	53,740	4,117
*	SPX FLOW Inc.	107,382	4,030
	Kaman Corp.	70,739	4,016
	Greenbrier Cos. Inc.	81,233	3,973
	Actuant Corp. Class A	154,433	3,954
	AAON Inc.	103,210	3,917

*	Saia Inc.	64,877	3,913
	US Ecology Inc.	55,499	3,867
*	Hub Group Inc. Class A	85,462	3,798
	EnPro Industries Inc.	53,256	3,748
	Raven Industries Inc.	90,969	3,671
	Federal Signal Corp.	151,955	3,565
	AAR Corp.	81,551	3,563
	Mueller Industries Inc.	146,178	3,482
*	Atlas Air Worldwide Holdings Inc.	64,928	3,457
	Matthews International Corp. Class A	81,070	3,416
*	Arcosa Inc.	124,290	3,398
*	WageWorks Inc.	100,096	3,336
*	SPX Corp.	108,654	3,214
	AZZ Inc.	65,697	3,136
*	Gibraltar Industries Inc.	80,910	2,926
*	PGT Innovations Inc.	146,923	2,831
	Navigant Consulting Inc.	107,903	2,765
	Lindsay Corp.	27,153	2,747
	Tennant Co.	45,671	2,733
*	American Woodmark Corp.	39,558	2,646
	Encore Wire Corp.	52,587	2,627
	ArcBest Corp.	64,916	2,614
	Apogee Enterprises Inc.	71,447	2,604
*	TrueBlue Inc.	102,665	2,592
	Viad Corp.	51,382	2,587
	Standex International Corp.	32,432	2,585
	Heartland Express Inc.	120,071	2,492
	Interface Inc. Class A	150,526	2,439
*	Patrick Industries Inc.	59,000	2,344
	Wabash National Corp.	144,479	2,245
	Triumph Group Inc.	126,108	2,120
	Astec Industries Inc.	58,509	2,087
	Alamo Group Inc.	24,378	2,019
	Marten Transport Ltd.	98,864	1,926
*	Echo Global Logistics Inc.	72,121	1,830
	Kelly Services Inc. Class A	79,078	1,812
	Heidrick & Struggles International Inc.	47,621	1,746
*	CIRCOR International Inc.	50,234	1,663
	National Presto Industries Inc.	12,680	1,629
	Briggs & Stratton Corp.	106,940	1,596
	Multi-Color Corp.	35,074	1,557
*	Aegion Corp. Class A	81,451	1,556
*	Vicor Corp.	40,483	1,449
*	DXP Enterprises Inc.	39,762	1,441
*	Engility Holdings Inc.	45,582	1,425
	Quanex Building Products Corp.	88,955	1,405
*	MYR Group Inc.	42,107	1,318
	Resources Connection Inc.	75,406	1,270
*,^	Team Inc.	75,429	1,260
	Insteel Industries Inc.	45,477	1,252
	Forrester Research Inc.	25,805	1,206
	RR Donnelley & Sons Co.	176,900	1,120
	Griffon Corp.	86,332	1,050
	Essendant Inc.	82,763	1,046
*	Lydall Inc.	43,837	970
*	Veritiv Corp.	31,883	968
	LSC Communications Inc.	85,674	858

	Titan International Inc.	126,406	823
	Powell Industries Inc.	22,454	686
*	Orion Group Holdings Inc.	72,575	316
			354,703
Information Technology (14.1%)
*	Semtech Corp.	167,751	8,948
	Cabot Microelectronics Corp.	71,187	7,651
*	Finisar Corp.	296,946	6,934
*	Qualys Inc.	85,017	6,696
*	Rogers Corp.	46,633	6,000
*	Viavi Solutions Inc.	574,599	5,826
*	II-VI Inc.	149,047	5,577
	Brooks Automation Inc.	178,351	5,415
*	Bottomline Technologies DE Inc.	92,769	5,109
*	ExlService Holdings Inc.	86,646	5,022
*	Plexus Corp.	81,792	4,993
	Travelport Worldwide Ltd.	320,139	4,892
*	Fabrinet	92,152	4,859
	Power Integrations Inc.	74,303	4,708
*	Advanced Energy Industries Inc.	99,381	4,675
*	Anixter International Inc.	73,029	4,671
*	8x8 Inc.	236,851	4,668
*	Sanmina Corp.	172,451	4,663
*	Itron Inc.	84,799	4,593
*	Alarm.com Holdings Inc.	88,390	4,495
*	NETGEAR Inc.	80,281	4,448
*,^	SolarEdge Technologies Inc.	107,954	4,203
	EVERTEC Inc.	153,153	4,186
	Badger Meter Inc.	73,837	4,098
*	Insight Enterprises Inc.	89,909	4,008
	Progress Software Corp.	113,626	3,995
*	SPS Commerce Inc.	44,103	3,759
	ManTech International Corp. Class A	66,589	3,749
	Kulicke & Soffa Industries Inc.	170,790	3,689
*,^	3D Systems Corp.	287,771	3,563
*	Diodes Inc.	99,997	3,483
*	Oclaro Inc.	430,798	3,477
*	Knowles Corp.	227,466	3,467
*	MaxLinear Inc.	158,499	3,233
*	Electronics For Imaging Inc.	112,082	3,102
	TiVo Corp.	312,454	3,093
*	MicroStrategy Inc. Class A	23,798	3,085
*	FormFactor Inc.	186,578	3,077
*	OSI Systems Inc.	42,486	3,076
*	Virtusa Corp.	69,153	3,066
*	Cardtronics plc Class A	94,212	3,056
	CSG Systems International Inc.	84,602	2,967
	KEMET Corp.	144,783	2,965
*	ePlus Inc.	34,650	2,833
	Methode Electronics Inc.	93,478	2,832
*	Sykes Enterprises Inc.	100,536	2,777
*	TTM Technologies Inc.	233,200	2,773
*	LivePerson Inc.	145,151	2,739
*	Cray Inc.	103,401	2,710
	Ebix Inc.	57,363	2,709
	Benchmark Electronics Inc.	110,709	2,639
*	Electro Scientific Industries Inc.	86,086	2,531

*	ScanSource Inc.	64,591	2,457
	CTS Corp.	83,598	2,425
*	Rambus Inc.	271,600	2,368
	MTS Systems Corp.	45,427	2,337
*	Perficient Inc.	87,856	2,224
	NIC Inc.	167,996	2,184
*	FARO Technologies Inc.	42,842	2,130
	Cohu Inc.	103,032	2,019
*	Extreme Networks Inc.	300,576	1,978
*	Nanometrics Inc.	60,743	1,951
	Monotype Imaging Holdings Inc.	106,168	1,831
	Xperi Corp.	125,114	1,764
*	Unisys Corp.	128,633	1,739
*	Rudolph Technologies Inc.	80,467	1,707
*	Photronics Inc.	172,494	1,673
*	Axcelis Technologies Inc.	81,711	1,628
*	CalAmp Corp.	88,990	1,575
	Comtech Telecommunications Corp.	59,493	1,519
	ADTRAN Inc.	120,922	1,505
*	CEVA Inc.	55,573	1,444
*	Control4 Corp.	65,874	1,434
*	OneSpan Inc.	79,119	1,343
*	Harmonic Inc.	216,041	1,214
*	Veeco Instruments Inc.	122,411	1,072
*,^	Ichor Holdings Ltd.	57,572	1,048
	TTEC Holdings Inc.	34,929	1,022
*,^	Applied Optoelectronics Inc.	47,195	972
*	Ultra Clean Holdings Inc.	97,300	915
	Daktronics Inc.	99,296	889
	Park Electrochemical Corp.	48,546	865
*	Digi International Inc.	68,687	813
*	Agilysys Inc.	44,472	733
^	Diebold Nixdorf Inc.	196,380	642
*	PDF Solutions Inc.	69,415	642
*	DSP Group Inc.	49,280	605
	Bel Fuse Inc. Class B	24,937	561
*	Kopin Corp.	156,903	260
			269,271
Materials (4.2%)
*	Ingevity Corp.	106,484	10,436
	Balchem Corp.	81,566	7,072
	Quaker Chemical Corp.	33,784	6,968
	HB Fuller Co.	128,442	6,196
	Innospec Inc.	61,633	4,545
	Stepan Co.	51,161	4,135
	Kaiser Aluminum Corp.	41,981	4,103
	Neenah Inc.	42,509	2,928
	Materion Corp.	51,082	2,701
	Boise Cascade Co.	98,324	2,613
*,^	AK Steel Holding Corp.	798,170	2,458
	Schweitzer-Mauduit International Inc.	77,762	2,217
*	AdvanSix Inc.	76,680	2,201
*	Kraton Corp.	80,869	2,119
	Rayonier Advanced Materials Inc.	129,403	1,909
*	US Concrete Inc.	40,736	1,602
*	SunCoke Energy Inc.	163,022	1,591
	Myers Industries Inc.	88,791	1,465

	PH Glatfelter Co.	110,394	1,408
	Innophos Holdings Inc.	49,341	1,369
*	Clearwater Paper Corp.	42,055	1,296
	FutureFuel Corp.	65,927	1,139
	American Vanguard Corp.	66,838	1,118
*	Century Aluminum Co.	123,709	1,111
*	TimkenSteel Corp.	98,709	1,090
	Tredegar Corp.	64,295	1,071
	Haynes International Inc.	32,096	1,058
	Hawkins Inc.	24,144	1,008
*	Koppers Holdings Inc.	53,136	990
	Olympic Steel Inc.	23,752	436
*	LSB Industries Inc.	51,042	391
*	Flotek Industries Inc.	247	—
			80,744
Other (0.0%)2
*,§	A Schulman Inc. CVR	71,146	136

Real Estate (6.4%)
	EastGroup Properties Inc.	90,302	9,032
	PS Business Parks Inc.	50,505	7,122
	Acadia Realty Trust	206,548	5,922
	DiamondRock Hospitality Co.	526,889	5,553
	Agree Realty Corp.	87,367	5,204
	Retail Opportunity Investments Corp.	285,929	5,175
	Lexington Realty Trust	539,843	4,740
	Four Corners Property Trust Inc.	169,522	4,703
	LTC Properties Inc.	100,063	4,647
	Chesapeake Lodging Trust	153,274	4,532
	CareTrust REIT Inc.	205,651	4,117
	National Storage Affiliates Trust	142,667	3,990
	HFF Inc. Class A	98,739	3,989
	American Assets Trust Inc.	95,353	3,969
	Global Net Lease Inc.	191,198	3,860
	Kite Realty Group Trust	211,420	3,491
	Summit Hotel Properties Inc.	264,633	2,951
	Washington Prime Group Inc.	469,961	2,937
*	RPT Realty	202,533	2,894
	Easterly Government Properties Inc.	152,491	2,778
	Getty Realty Corp.	85,112	2,604
	Chatham Lodging Trust	115,981	2,318
	Independence Realty Trust Inc.	222,627	2,249
	Universal Health Realty Income Trust	31,889	2,239
^	Government Properties Income Trust	250,947	2,208
	Franklin Street Properties Corp.	271,104	2,088
*	Marcus & Millichap Inc.	53,876	1,966
	Armada Hoffler Properties Inc.	123,185	1,874
	iStar Inc.	173,458	1,853
	Hersha Hospitality Trust Class A	91,411	1,746
	Urstadt Biddle Properties Inc. Class A	75,966	1,563
	Saul Centers Inc.	28,931	1,523
	RE/MAX Holdings Inc. Class A	44,679	1,473
	Whitestone REIT	100,333	1,413
	Community Healthcare Trust Inc.	44,035	1,389
^	Pennsylvania REIT	161,780	1,325
^	CBL & Associates Properties Inc.	435,522	1,137

	Cedar Realty Trust Inc.			222,548	799
					123,373
Utilities (2.5%)
	Spire Inc.			128,145	10,112
	Avista Corp.			166,145	8,643
	South Jersey Industries Inc.			216,577	6,757
	American States Water Co.			93,042	6,241
	El Paso Electric Co.			103,140	5,709
	California Water Service Group			121,837	5,570
	Northwest Natural Holding Co.			73,073	4,847
					47,879
Total Common Stocks (Cost $1,784,933)					1,910,541
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)1
Money Market Fund (1.1%)
3,4	Vanguard Market Liquidity Fund	2.407%		213,972	21,397

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.423%	4/11/19	200	198
Total Temporary Cash Investments (Cost $21,594)					21,595
Total Investments (101.0%) (Cost $1,806,527)					1,932,136
Other Assets and Liabilities-Net (-1.0%)4,5					(18,652)
Net Assets (100%)					1,913,484

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,964,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $13,247,000 of collateral received for securities on loan.
5	Securities with a value of $198,000 and cash of $21,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	57		4,374	33

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

S&P Small-Cap 600 Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,910,405	—	136
Temporary Cash Investments	21,397	198	—
Futures Contracts—Assets[1]	20	—	—
Total	1,931,822	198	136

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)1
Communication Services (2.5%)
*	Iridium Communications Inc.	99,511	2,376
	Scholastic Corp.	28,599	1,322
	Gannett Co. Inc.	116,711	1,210
	Consolidated Communications Holdings Inc.	73,579	1,013
	ATN International Inc.	11,203	947
	Marcus Corp.	20,312	863
	New Media Investment Group Inc.	55,962	739
*	Cincinnati Bell Inc.	51,804	643
	EW Scripps Co. Class A	27,294	481
^	Frontier Communications Corp.	109,279	390
	Spok Holdings Inc.	18,697	272
			10,256
Consumer Discretionary (15.0%)
	Wolverine World Wide Inc.	98,204	3,398
	Monro Inc.	33,965	2,762
	DSW Inc. Class A	70,447	1,954
	Office Depot Inc.	572,645	1,850
	Cooper Tire & Rubber Co.	51,701	1,768
*	G-III Apparel Group Ltd.	43,172	1,730
*	Belmond Ltd. Class A	92,514	1,684
*	Asbury Automotive Group Inc.	21,024	1,453
	Abercrombie & Fitch Co.	69,171	1,446
	GameStop Corp. Class A	105,213	1,437
*	American Axle & Manufacturing Holdings Inc.	115,351	1,436
	Oxford Industries Inc.	17,493	1,406
	Guess? Inc.	58,581	1,394
	Caleres Inc.	44,610	1,349
*	Dorman Products Inc.	14,779	1,298
*	Cooper-Standard Holdings Inc.	17,116	1,252
	Core-Mark Holding Co. Inc.	47,442	1,247
	Steven Madden Ltd.	35,466	1,143
	Strategic Education Inc.	8,222	1,122
	Standard Motor Products Inc.	20,848	1,098
	Group 1 Automotive Inc.	18,214	1,024
*	Gentherm Inc.	21,090	979
	Lithia Motors Inc. Class A	11,715	971
*	Fossil Group Inc.	46,946	907
*	Genesco Inc.	20,517	857
	Dine Brands Global Inc.	9,321	831
	Sonic Corp.	16,643	723
*	Meritage Homes Corp.	18,557	710
	Chico’s FAS Inc.	129,828	701
*	M/I Homes Inc.	29,539	695
	La-Z-Boy Inc.	23,473	686
	Children’s Place Inc.	5,252	681
*	Vista Outdoor Inc.	59,360	677
*	Rent-A-Center Inc.	45,876	673
*	Shutterfly Inc.	13,446	672

*	Crocs Inc.	23,911	665
	MDC Holdings Inc.	22,407	660
	Movado Group Inc.	17,070	642
*	Regis Corp.	34,223	625
	Tailored Brands Inc.	25,206	577
	Buckle Inc.	29,369	561
	Sturm Ruger & Co. Inc.	10,460	561
*	Ascena Retail Group Inc.	178,340	539
*	American Public Education Inc.	16,966	537
	Ethan Allen Interiors Inc.	25,502	530
	BJ’s Restaurants Inc.	9,553	519
	Callaway Golf Co.	30,268	518
*	MarineMax Inc.	23,256	494
*	Universal Electronics Inc.	14,290	493
*	Express Inc.	76,986	480
*	Red Robin Gourmet Burgers Inc.	13,425	466
*,^	JC Penney Co. Inc.	325,156	465
*	Fiesta Restaurant Group Inc.	24,220	457
	Barnes & Noble Inc.	58,833	445
*	Unifi Inc.	14,964	416
	Shoe Carnival Inc.	10,796	409
	Haverty Furniture Cos. Inc.	19,851	407
	Sonic Automotive Inc. Class A	24,416	386
*	Zumiez Inc.	19,511	385
*	Chuy’s Holdings Inc.	17,507	375
*	Garrett Motion Inc.	31,451	362
	Cato Corp. Class A	23,667	358
*	Career Education Corp.	25,937	350
*	El Pollo Loco Holdings Inc.	22,734	347
*	Hibbett Sports Inc.	19,573	303
*	Barnes & Noble Education Inc.	37,326	249
*	Vera Bradley Inc.	22,456	247
	Tile Shop Holdings Inc.	40,301	238
*	Nautilus Inc.	16,885	218
*	William Lyon Homes Class A	15,782	196
*	Motorcar Parts of America Inc.	10,163	182
*	Kirkland’s Inc.	16,210	176
	Superior Industries International Inc.	23,778	175
*	Liquidity Services Inc.	26,559	172
*	Lumber Liquidators Holdings Inc.	12,413	157
*	Vitamin Shoppe Inc.	16,151	126
*	Francesca’s Holdings Corp.	37,162	74
			60,556
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	83,324	1,823
	Universal Corp.	25,775	1,634
*	United Natural Foods Inc.	52,117	1,126
	WD-40 Co.	6,161	1,076
*	Avon Products Inc.	457,012	969
	Andersons Inc.	27,166	898
	J&J Snack Foods Corp.	5,722	898
	Cal-Maine Foods Inc.	18,116	847
	B&G Foods Inc.	25,195	764
	SpartanNash Co.	37,115	696
	John B Sanfilippo & Son Inc.	9,036	562
	Dean Foods Co.	94,374	476
*	Chefs’ Warehouse Inc.	11,681	445

*	Seneca Foods Corp. Class A	6,983	234
			12,448
Energy (6.2%)
*	PDC Energy Inc.	68,237	2,316
*	Carrizo Oil & Gas Inc.	87,993	1,506
*	SRC Energy Inc.	250,470	1,445
*	Oil States International Inc.	61,962	1,389
	Archrock Inc.	133,673	1,363
*	Helix Energy Solutions Group Inc.	143,803	1,179
*	Unit Corp.	55,866	1,162
	US Silica Holdings Inc.	80,022	1,136
*	Denbury Resources Inc.	475,722	1,075
*	Noble Corp. plc	254,896	1,063
*	Renewable Energy Group Inc.	38,478	1,037
*	C&J Energy Services Inc.	52,536	903
*	Superior Energy Services Inc.	159,614	870
*	SEACOR Holdings Inc.	17,684	735
*	Exterran Corp.	32,393	729
*	Newpark Resources Inc.	93,301	717
	Green Plains Inc.	40,223	654
*	Matrix Service Co.	27,743	567
*	Bonanza Creek Energy Inc.	19,307	512
*	Par Pacific Holdings Inc.	28,911	489
*	Laredo Petroleum Inc.	110,514	483
*	CONSOL Energy Inc.	13,015	447
*	REX American Resources Corp.	5,906	411
*	HighPoint Resources Corp.	114,080	372
*	ProPetro Holding Corp.	22,028	357
*	Penn Virginia Corp.	5,537	322
*	TETRA Technologies Inc.	129,871	301
*	Ring Energy Inc.	39,284	275
*	Geospace Technologies Corp.	14,050	218
*	Era Group Inc.	21,074	212
*	Pioneer Energy Services Corp.	80,795	204
*	Bristow Group Inc.	36,956	145
*	Gulf Island Fabrication Inc.	14,154	112
*	CARBO Ceramics Inc.	15,246	70
*	Cloud Peak Energy Inc.	78,202	66
			24,842
Financials (22.8%)
	Community Bank System Inc.	52,788	3,466
	American Equity Investment Life Holding Co.	93,237	3,182
	Old National Bancorp	155,550	2,913
	Simmons First National Corp. Class A	95,321	2,802
	First Midwest Bancorp Inc.	106,552	2,514
	Great Western Bancorp Inc.	60,845	2,271
	Apollo Commercial Real Estate Finance Inc.	115,415	2,186
	First BanCorp	224,299	2,030
	Hope Bancorp Inc.	127,543	1,939
	Northwest Bancshares Inc.	106,603	1,911
	First Financial Bankshares Inc.	28,655	1,878
	Invesco Mortgage Capital Inc.	115,306	1,801
	NBT Bancorp Inc.	45,095	1,757
	RLI Corp.	22,970	1,742
	Glacier Bancorp Inc.	36,664	1,731
	Horace Mann Educators Corp.	42,362	1,706

	Waddell & Reed Financial Inc. Class A	82,377	1,677
	Navigators Group Inc.	23,979	1,666
	Provident Financial Services Inc.	63,515	1,631
	Columbia Banking System Inc.	37,842	1,539
	First Financial Bancorp	54,606	1,525
*	Blucora Inc.	49,207	1,523
	Selective Insurance Group Inc.	21,876	1,452
	Redwood Trust Inc.	85,649	1,430
*	PRA Group Inc.	46,787	1,428
	PennyMac Mortgage Investment Trust	62,948	1,325
	Safety Insurance Group Inc.	15,000	1,317
	ProAssurance Corp.	29,350	1,284
	United Fire Group Inc.	21,990	1,185
	Southside Bancshares Inc.	34,073	1,163
	CVB Financial Corp.	48,676	1,131
	Independent Bank Corp.	13,938	1,120
	Banner Corp.	18,558	1,114
	Boston Private Financial Holdings Inc.	87,345	1,108
	Stewart Information Services Corp.	24,525	1,032
	Investment Technology Group Inc.	34,073	1,027
	Berkshire Hills Bancorp Inc.	29,588	1,010
	Westamerica Bancorporation	15,700	992
	United Community Banks Inc.	38,344	991
	New York Mortgage Trust Inc.	156,617	971
	ARMOUR Residential REIT Inc.	43,267	958
*	Eagle Bancorp Inc.	14,344	827
	OFG Bancorp	45,236	822
	Employers Holdings Inc.	18,256	821
	AMERISAFE Inc.	12,340	797
	S&T Bancorp Inc.	18,771	793
*	Enova International Inc.	35,238	780
*	World Acceptance Corp.	6,929	755
*	HomeStreet Inc.	27,801	740
	Capstead Mortgage Corp.	95,542	739
	Brookline Bancorp Inc.	47,361	733
	Ameris Bancorp	16,426	704
	Virtus Investment Partners Inc.	7,404	703
*	Ambac Financial Group Inc.	36,520	638
*	INTL. FCStone Inc.	16,376	638
	City Holding Co.	8,305	637
	Oritani Financial Corp.	40,329	629
	Piper Jaffray Cos.	8,306	593
	Tompkins Financial Corp.	7,160	586
*	Donnelley Financial Solutions Inc.	35,119	585
	First Commonwealth Financial Corp.	41,487	578
	James River Group Holdings Ltd.	14,529	553
	Fidelity Southern Corp.	22,773	540
	Universal Insurance Holdings Inc.	11,597	509
*	EZCORP Inc. Class A	53,193	506
	Opus Bank	22,319	482
	Granite Point Mortgage Trust Inc.	24,242	460
*	Triumph Bancorp Inc.	11,733	449
	United Insurance Holdings Corp.	22,116	429
	TrustCo Bank Corp. NY	53,908	425
	Greenhill & Co. Inc.	18,006	424
	Heritage Financial Corp.	12,000	420
	HCI Group Inc.	7,575	412

	WisdomTree Investments Inc.	55,287	392
*	Seacoast Banking Corp. of Florida	13,215	383
*	Veritex Holdings Inc.	14,742	379
	Banc of California Inc.	20,272	349
	Dime Community Bancshares Inc.	19,090	348
	Hanmi Financial Corp.	15,455	347
	Central Pacific Financial Corp.	11,865	333
*	Flagstar Bancorp Inc.	10,021	325
*	Franklin Financial Network Inc.	9,432	318
*	Encore Capital Group Inc.	10,843	303
*	eHealth Inc.	7,819	301
*	Customers Bancorp Inc.	15,352	300
	Northfield Bancorp Inc.	18,974	267
	Maiden Holdings Ltd.	71,272	180
	Green Bancorp Inc.	8,213	167
			91,827
Health Care (5.6%)
*	Endo International plc	205,827	2,476
*	HMS Holdings Corp.	50,859	1,818
*	Magellan Health Inc.	25,361	1,383
	Ensign Group Inc.	22,756	1,032
	CONMED Corp.	13,853	941
*	Select Medical Holdings Corp.	48,118	933
*	REGENXBIO Inc.	15,473	927
*	Diplomat Pharmacy Inc.	58,396	904
*	Acorda Therapeutics Inc.	40,617	830
*	AngioDynamics Inc.	38,302	823
*	Medicines Co.	35,222	779
*	AMAG Pharmaceuticals Inc.	35,608	643
*	Cambrex Corp.	12,712	608
*	Natus Medical Inc.	16,582	587
	Luminex Corp.	19,716	579
*	CryoLife Inc.	18,876	572
*	Community Health Systems Inc.	120,067	570
	US Physical Therapy Inc.	4,587	546
*	Addus HomeCare Corp.	7,100	527
*	Spectrum Pharmaceuticals Inc.	34,717	502
	Owens & Minor Inc.	64,371	491
	Meridian Bioscience Inc.	25,845	490
*	Varex Imaging Corp.	18,068	476
*	Tactile Systems Technology Inc.	7,410	417
*	Amphastar Pharmaceuticals Inc.	17,926	389
*	Cross Country Healthcare Inc.	37,498	340
	HealthStream Inc.	13,459	332
*	Vanda Pharmaceuticals Inc.	11,908	298
*	Progenics Pharmaceuticals Inc.	53,716	279
*	Cytokinetics Inc.	33,868	266
*	Anika Therapeutics Inc.	6,481	223
	Invacare Corp.	34,337	189
*	Assertio Therapeutics Inc.	37,642	188
	Computer Programs & Systems Inc.	6,809	182
*	Quorum Health Corp.	25,834	114
*,^	Lannett Co. Inc.	12,945	76
			22,730
Industrials (17.9%)
	SkyWest Inc.	53,787	3,102

*	FTI Consulting Inc.	39,460	2,772
	Applied Industrial Technologies Inc.	39,995	2,609
	ABM Industries Inc.	68,014	2,155
	Hawaiian Holdings Inc.	52,404	2,104
*	Chart Industries Inc.	32,015	2,035
	Matson Inc.	44,099	1,735
*	SPX FLOW Inc.	43,945	1,649
	Kaman Corp.	28,919	1,642
	Greenbrier Cos. Inc.	33,249	1,626
	Tetra Tech Inc.	25,719	1,568
	Moog Inc. Class A	17,774	1,554
*	Hub Group Inc. Class A	34,827	1,548
	AAR Corp.	33,372	1,458
	Mueller Industries Inc.	59,490	1,417
*	Atlas Air Worldwide Holdings Inc.	26,417	1,407
	Matthews International Corp. Class A	33,153	1,397
*	Arcosa Inc.	50,859	1,390
	Hillenbrand Inc.	30,901	1,369
*	SPX Corp.	44,477	1,316
	AZZ Inc.	26,884	1,283
	UniFirst Corp.	8,288	1,280
	Watts Water Technologies Inc. Class A	16,666	1,229
*	Gibraltar Industries Inc.	33,052	1,195
	Brady Corp. Class A	27,385	1,193
	Navigant Consulting Inc.	43,991	1,127
	Encore Wire Corp.	21,537	1,076
	ArcBest Corp.	26,380	1,062
*	TrueBlue Inc.	41,967	1,060
	Actuant Corp. Class A	39,004	999
	Cubic Corp.	14,809	906
	Franklin Electric Co. Inc.	19,609	887
	Triumph Group Inc.	51,449	865
	Astec Industries Inc.	23,858	851
	Universal Forest Products Inc.	30,572	846
	Mobile Mini Inc.	19,811	801
*	Echo Global Logistics Inc.	29,395	746
	Kelly Services Inc. Class A	32,083	735
	Allegiant Travel Co. Class A	5,408	727
	Heidrick & Struggles International Inc.	19,582	718
	Federal Signal Corp.	29,860	701
	ESCO Technologies Inc.	9,907	696
*	CIRCOR International Inc.	20,414	676
	National Presto Industries Inc.	5,174	665
	Tennant Co.	10,973	657
	Briggs & Stratton Corp.	43,610	651
*	Aegion Corp. Class A	33,229	635
	Heartland Express Inc.	29,946	621
	AAON Inc.	15,946	605
	US Ecology Inc.	8,631	601
	Lindsay Corp.	5,891	596
*	DXP Enterprises Inc.	16,343	592
*	Engility Holdings Inc.	18,717	585
*	MYR Group Inc.	17,125	536
	Resources Connection Inc.	31,003	522
*,^	Team Inc.	31,009	518
	Standex International Corp.	6,497	518
	Insteel Industries Inc.	18,733	516

	Viad Corp.	10,083	508
*	Saia Inc.	8,230	496
	Apogee Enterprises Inc.	13,148	479
	Wabash National Corp.	28,374	441
	Essendant Inc.	34,342	434
*	Veritiv Corp.	13,094	397
	Multi-Color Corp.	7,920	352
	LSC Communications Inc.	34,467	345
	Titan International Inc.	51,994	338
	Marten Transport Ltd.	16,847	328
	RR Donnelley & Sons Co.	50,173	318
	Powell Industries Inc.	9,009	275
*	Lydall Inc.	10,241	227
	Quanex Building Products Corp.	14,182	224
	Griffon Corp.	17,795	216
	Forrester Research Inc.	4,081	191
*	Orion Group Holdings Inc.	29,881	130
			72,029
Information Technology (13.0%)
*	Finisar Corp.	121,054	2,827
*	Plexus Corp.	33,300	2,033
	Travelport Worldwide Ltd.	130,352	1,992
*	Fabrinet	37,651	1,985
*	Anixter International Inc.	29,727	1,901
*	Sanmina Corp.	70,203	1,898
*	NETGEAR Inc.	32,853	1,820
*	Insight Enterprises Inc.	36,635	1,633
	ManTech International Corp. Class A	27,258	1,535
*,^	3D Systems Corp.	117,766	1,458
*	Diodes Inc.	40,879	1,424
*	Knowles Corp.	93,066	1,418
*	Semtech Corp.	25,309	1,350
*	Electronics For Imaging Inc.	45,839	1,269
	TiVo Corp.	127,838	1,266
*	Cardtronics plc Class A	38,556	1,251
*	Itron Inc.	21,051	1,140
*	Sykes Enterprises Inc.	41,137	1,136
*	Cray Inc.	42,181	1,106
	Benchmark Electronics Inc.	45,160	1,077
	EVERTEC Inc.	38,026	1,039
*	ScanSource Inc.	26,441	1,006
	MTS Systems Corp.	18,380	946
*	Perficient Inc.	35,910	909
*	Viavi Solutions Inc.	89,003	903
*	8x8 Inc.	44,343	874
*	Alarm.com Holdings Inc.	16,517	840
*,^	SolarEdge Technologies Inc.	18,995	740
	Power Integrations Inc.	11,246	713
*	Photronics Inc.	70,208	681
*	MicroStrategy Inc. Class A	4,971	644
	CSG Systems International Inc.	18,352	644
*	Oclaro Inc.	79,354	640
*	OSI Systems Inc.	8,614	624
	Comtech Telecommunications Corp.	24,323	621
	Badger Meter Inc.	10,831	601
	Methode Electronics Inc.	19,496	591
*	LivePerson Inc.	30,247	571

*	OneSpan Inc.	32,410	550
*	Unisys Corp.	38,463	520
*	Harmonic Inc.	88,871	499
	NIC Inc.	37,134	483
	CTS Corp.	16,076	466
	Xperi Corp.	31,452	443
*	Veeco Instruments Inc.	50,403	442
*	ePlus Inc.	4,540	371
	Daktronics Inc.	40,560	363
*	Digi International Inc.	28,156	333
*	FARO Technologies Inc.	6,141	305
	ADTRAN Inc.	24,174	301
	Monotype Imaging Holdings Inc.	16,538	285
*,^	Ichor Holdings Ltd.	15,348	279
^	Diebold Nixdorf Inc.	78,595	257
*	DSP Group Inc.	20,194	248
*	Nanometrics Inc.	7,486	240
	Bel Fuse Inc. Class B	10,168	229
	Park Electrochemical Corp.	12,336	220
*	PDF Solutions Inc.	17,721	164
*	Agilysys Inc.	9,303	153
*	Ultra Clean Holdings Inc.	12,484	117
*	Kopin Corp.	23,153	38
			52,412
Materials (4.7%)
	Stepan Co.	20,938	1,692
	Kaiser Aluminum Corp.	17,181	1,679
	HB Fuller Co.	28,233	1,362
	Balchem Corp.	13,642	1,183
	Quaker Chemical Corp.	5,367	1,107
	Materion Corp.	20,904	1,105
	Boise Cascade Co.	40,170	1,068
*	AK Steel Holding Corp.	325,885	1,004
	Innospec Inc.	12,840	947
	Rayonier Advanced Materials Inc.	52,898	780
	Neenah Inc.	9,564	659
*	SunCoke Energy Inc.	66,651	650
	PH Glatfelter Co.	45,218	577
	Innophos Holdings Inc.	20,261	562
	Schweitzer-Mauduit International Inc.	18,430	525
*	Clearwater Paper Corp.	17,002	524
	FutureFuel Corp.	26,662	460
*	Century Aluminum Co.	50,670	455
*	TimkenSteel Corp.	40,532	447
	Tredegar Corp.	26,402	440
	Haynes International Inc.	12,926	426
*	AdvanSix Inc.	14,727	423
	Hawkins Inc.	9,960	416
	Myers Industries Inc.	13,094	216
	Olympic Steel Inc.	9,451	174
*	LSB Industries Inc.	20,991	161
	American Vanguard Corp.	8,277	138
			19,180

Other (0.0%)2
*,§		A Schulman Inc. CVR		29,338	56

Real Estate (6.2%)
		Acadia Realty Trust		84,172	2,413
		DiamondRock Hospitality Co.		214,646	2,262
		Kite Realty Group Trust		86,412	1,427
		PS Business Parks Inc.		8,654	1,220
		Washington Prime Group Inc.		192,143	1,201
		Agree Realty Corp.		17,807	1,061
		Retail Opportunity Investments Corp.		58,240	1,054
		Chesapeake Lodging Trust		35,555	1,051
		Chatham Lodging Trust		47,386	947
		Independence Realty Trust Inc.		90,539	915
^		Government Properties Income Trust		102,438	902
		American Assets Trust Inc.		21,462	893
		LTC Properties Inc.		19,198	892
		Franklin Street Properties Corp.		110,698	852
		Global Net Lease Inc.		36,557	738
		Hersha Hospitality Trust Class A		37,418	715
		CareTrust REIT Inc.		34,294	687
		RE/MAX Holdings Inc. Class A		18,334	605
		Pennsylvania REIT		66,216	542
		Getty Realty Corp.		15,929	487
^		CBL & Associates Properties Inc.		178,327	465
		iStar Inc.		40,024	428
*		RPT Realty		29,806	426
		Summit Hotel Properties Inc.		37,866	422
		Urstadt Biddle Properties Inc. Class A		18,479	380
*		Marcus & Millichap Inc.		9,223	337
		Armada Hoffler Properties Inc.		21,722	330
		Cedar Realty Trust Inc.		91,130	327
		Whitestone REIT		22,996	324
		Saul Centers Inc.		5,571	293
		Community Healthcare Trust Inc.		9,290	293
					24,889
Utilities (2.9%)
		Spire Inc.		52,327	4,129
		Avista Corp.		38,666	2,011
		South Jersey Industries Inc.		49,451	1,543
		Northwest Natural Holding Co.		16,656	1,105
		El Paso Electric Co.		19,751	1,093
		American States Water Co.		14,042	942
		California Water Service Group		17,872	817
					11,640
Total Common Stocks (Cost $417,260)					402,865
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	2.407%		26,914	2,691

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.479%	5/9/19	200	198

Total Temporary Cash Investments (Cost $2,889)	2,889
Total Investments (100.6%) (Cost $420,149)	405,754
Other Assets and Liabilities-Net (-0.6%)4	(2,533)
Net Assets (100%)	403,221

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,502,000.
§	Security value determined using significant unobservable inputs.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,842,000 of collateral received for securities on loan.
5	Securities with a value of $99,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	6	460	(5)
				(5)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

S&P Small-Cap 600 Value Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	402,809	—	56
Temporary Cash Investments	2,691	198	—
Futures Contracts—Assets[1]	2	—	—
Total	405,502	198	56

1 Represents variation margin on the last day of the reporting period.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Shares	Market Value ($000)
Common Stocks (99.5%)1
Communication Services (1.8%)
*	Vonage Holdings Corp.	281,648	2,983
	Cogent Communications Holdings Inc.	53,536	2,596
*	XO Group Inc.	31,570	1,089
*	QuinStreet Inc.	47,203	762
	EW Scripps Co. Class A	39,589	698
*	TechTarget Inc.	27,834	400
			8,528
Consumer Discretionary (12.7%)
*	Stamps.com Inc.	21,851	3,747
*	iRobot Corp.	35,089	3,348
*	Fox Factory Holding Corp.	48,414	3,085
*,^	RH	25,052	2,910
	Dave & Buster’s Entertainment Inc.	50,414	2,867
	LCI Industries	32,280	2,498
	Wingstop Inc.	37,480	2,459
	Strategic Education Inc.	17,349	2,368
*	TopBuild Corp.	45,632	2,325
	Children’s Place Inc.	14,479	1,877
	Steven Madden Ltd.	58,237	1,877
*	Shake Shack Inc. Class A	32,890	1,827
*	Cavco Industries Inc.	10,907	1,795
*	Sleep Number Corp.	44,636	1,711
*	Dorman Products Inc.	19,050	1,674
*	Crocs Inc.	57,476	1,598
	Nutrisystem Inc.	37,641	1,400
*	Shutterfly Inc.	26,070	1,303
	Callaway Golf Co.	76,030	1,302
	Lithia Motors Inc. Class A	15,184	1,258
*	Installed Building Products Inc.	28,259	1,095
*,^	LGI Homes Inc.	23,706	1,094
	Sonic Corp.	23,310	1,013
*	Meritage Homes Corp.	25,994	994
	Dine Brands Global Inc.	11,125	992
*	Gentherm Inc.	20,580	956
	Winnebago Industries Inc.	36,809	921
	Shutterstock Inc.	23,772	908
	Ruth’s Hospitality Group Inc.	36,594	895
	La-Z-Boy Inc.	30,554	893
	MDC Holdings Inc.	30,135	888
	BJ’s Restaurants Inc.	15,100	820
*	Career Education Corp.	57,239	772
	Tailored Brands Inc.	32,582	746
*	Garrett Motion Inc.	56,207	646
	PetMed Express Inc.	26,536	639
*	Monarch Casino & Resort Inc.	15,065	603
	Sturm Ruger & Co. Inc.	9,353	501
*	William Lyon Homes Class A	22,803	283
*,^	Lumber Liquidators Holdings Inc.	21,076	266

*	Nautilus Inc.	17,905	231
*	Motorcar Parts of America Inc.	11,732	211
			59,596
Consumer Staples (4.0%)
*	Darling Ingredients Inc.	107,511	2,352
	Medifast Inc.	15,299	2,272
	Calavo Growers Inc.	20,011	1,967
	J&J Snack Foods Corp.	12,069	1,893
	WD-40 Co.	10,116	1,767
*	Central Garden & Pet Co. Class A	52,312	1,627
	B&G Foods Inc.	53,128	1,612
	Inter Parfums Inc.	22,018	1,360
	Coca-Cola Bottling Co. Consolidated	5,931	1,261
	MGP Ingredients Inc.	16,211	1,102
	Cal-Maine Foods Inc.	16,296	761
*	Chefs’ Warehouse Inc.	15,035	573
*	Central Garden & Pet Co. Class A	13,175	446
			18,993
Energy (0.8%)
*	ProPetro Holding Corp.	66,665	1,081
*	CONSOL Energy Inc.	19,755	679
*	Penn Virginia Corp.	10,312	600
*	KLX Energy Services Holdings Inc.	26,030	525
*	C&J Energy Services Inc.	16,395	282
*	Laredo Petroleum Inc.	58,517	256
*	Ring Energy Inc.	23,613	165
*	CARBO Ceramics Inc.	8,471	39
			3,627
Financials (14.9%)
	FirstCash Inc.	56,759	5,054
*	Green Dot Corp. Class A	60,578	5,049
	First Financial Bankshares Inc.	51,121	3,350
	Selective Insurance Group Inc.	48,215	3,200
	Glacier Bancorp Inc.	62,784	2,965
	ServisFirst Bancshares Inc.	58,529	2,304
	LegacyTexas Financial Group Inc.	57,568	2,234
*	Axos Financial Inc.	70,712	2,206
	Columbia Banking System Inc.	46,873	1,907
*	Pacific Premier Bancorp Inc.	57,474	1,774
	Walker & Dunlop Inc.	36,797	1,738
	CVB Financial Corp.	70,727	1,644
*	NMI Holdings Inc. Class A	84,105	1,643
	RLI Corp.	21,453	1,627
	First Financial Bancorp	57,591	1,608
	Independent Bank Corp.	17,955	1,443
*	Seacoast Banking Corp. of Florida	49,053	1,423
	ProAssurance Corp.	32,321	1,413
	United Community Banks Inc.	53,809	1,391
	Ameris Bancorp	30,611	1,311
*	Eagle Bancorp Inc.	22,618	1,304
	National Bank Holdings Corp. Class A	33,116	1,233
	Universal Insurance Holdings Inc.	26,640	1,169
	First Commonwealth Financial Corp.	77,236	1,077
	Banner Corp.	17,373	1,042
*	Third Point Reinsurance Ltd.	95,361	984
	Heritage Financial Corp.	27,667	968

	Westamerica Bancorporation	14,705	929
	Preferred Bank	17,891	916
	S&T Bancorp Inc.	21,548	911
	Employers Holdings Inc.	19,328	869
*	Flagstar Bancorp Inc.	25,241	819
	Meta Financial Group Inc.	35,178	804
	James River Group Holdings Ltd.	20,343	774
	City Holding Co.	9,512	730
	Brookline Bancorp Inc.	44,336	686
	Piper Jaffray Cos.	9,098	649
	Central Pacific Financial Corp.	22,918	643
*	Triumph Bancorp Inc.	16,349	626
	AMERISAFE Inc.	9,348	604
	Tompkins Financial Corp.	6,949	568
	WisdomTree Investments Inc.	80,139	568
*	Encore Capital Group Inc.	19,273	539
	Northfield Bancorp Inc.	36,608	516
	Berkshire Hills Bancorp Inc.	14,966	511
	Banc of California Inc.	29,402	506
	Hanmi Financial Corp.	22,416	503
	Granite Point Mortgage Trust Inc.	25,491	483
	Green Bancorp Inc.	23,665	481
	TrustCo Bank Corp. NY	56,639	447
*	eHealth Inc.	10,881	419
*	Customers Bancorp Inc.	18,427	360
*	Veritex Holdings Inc.	12,680	326
	Dime Community Bancshares Inc.	17,228	314
*	Ambac Financial Group Inc.	12,801	224
*	Franklin Financial Network Inc.	3,966	134
			69,920
Health Care (18.5%)
*	Amedisys Inc.	37,089	5,053
*	Merit Medical Systems Inc.	70,071	4,418
*	Neogen Corp.	66,363	4,304
*	Emergent BioSolutions Inc.	56,367	4,106
*	LHC Group Inc.	37,308	3,912
*	Omnicell Inc.	50,279	3,883
*	AMN Healthcare Services Inc.	60,812	3,874
*	Integer Holdings Corp.	37,882	3,356
*	Repligen Corp.	49,924	3,229
*	Supernus Pharmaceuticals Inc.	66,852	3,170
*	Myriad Genetics Inc.	95,667	3,084
*	BioTelemetry Inc.	41,896	2,972
*	Tivity Health Inc.	51,198	2,097
*	Corcept Therapeutics Inc.	135,135	1,882
*	Tabula Rasa HealthCare Inc.	21,489	1,622
*	Enanta Pharmaceuticals Inc.	20,075	1,589
*	Innoviva Inc.	86,972	1,588
*	HMS Holdings Corp.	43,761	1,564
	Ensign Group Inc.	34,440	1,563
*	Select Medical Holdings Corp.	78,933	1,530
*	Orthofix Medical Inc.	24,175	1,457
*	Vanda Pharmaceuticals Inc.	52,211	1,307
*	Cambrex Corp.	26,778	1,281
	US Physical Therapy Inc.	10,576	1,258
*	Spectrum Pharmaceuticals Inc.	83,348	1,205
*	Momenta Pharmaceuticals Inc.	100,064	1,185

*	REGENXBIO Inc.	18,468	1,106
	CONMED Corp.	15,923	1,082
*	NextGen Healthcare Inc.	60,963	1,070
*	Surmodics Inc.	17,128	1,038
*	Providence Service Corp.	14,130	1,001
*	OraSure Technologies Inc.	78,478	997
*	Lantheus Holdings Inc.	49,136	921
*	Heska Corp.	8,655	900
*	Medicines Co.	40,440	895
	Phibro Animal Health Corp. Class A	25,810	875
	Luminex Corp.	28,738	844
*	Akorn Inc.	120,707	828
*	CorVel Corp.	11,817	824
*	Natus Medical Inc.	22,307	789
*	Eagle Pharmaceuticals Inc.	14,295	720
*	Varex Imaging Corp.	26,326	694
*	Tactile Systems Technology Inc.	12,198	686
*	CryoLife Inc.	19,857	602
*	ANI Pharmaceuticals Inc.	10,558	587
	LeMaitre Vascular Inc.	20,220	564
*	Amphastar Pharmaceuticals Inc.	22,332	485
	Meridian Bioscience Inc.	22,362	424
	HealthStream Inc.	15,949	393
*	Anika Therapeutics Inc.	10,574	364
*	Cutera Inc.	17,659	362
*	Addus HomeCare Corp.	3,800	282
*	Cytokinetics Inc.	27,670	217
*	Progenics Pharmaceuticals Inc.	40,390	210
	Computer Programs & Systems Inc.	6,943	185
*	Assertio Therapeutics Inc.	34,963	174
*,^	Lannett Co. Inc.	27,484	162
			86,770
Industrials (19.2%)
*	Trex Co. Inc.	75,192	4,792
*	Proto Labs Inc.	34,603	4,453
	Barnes Group Inc.	60,302	3,621
	Korn/Ferry International	72,920	3,571
	Exponent Inc.	66,612	3,352
	John Bean Technologies Corp.	40,467	3,340
*	Axon Enterprise Inc.	74,659	3,245
*	Mercury Systems Inc.	61,988	3,212
*	Aerojet Rocketdyne Holdings Inc.	89,054	3,136
	Simpson Manufacturing Co. Inc.	53,383	3,123
*	Harsco Corp.	103,499	2,769
	Albany International Corp.	37,126	2,686
	Comfort Systems USA Inc.	47,686	2,511
	Forward Air Corp.	37,568	2,452
	Tetra Tech Inc.	38,960	2,375
*	Aerovironment Inc.	27,267	2,089
	EnPro Industries Inc.	26,821	1,888
	Raven Industries Inc.	45,936	1,853
	Hillenbrand Inc.	41,457	1,837
	Moog Inc. Class A	19,518	1,707
*	WageWorks Inc.	50,703	1,690
	ESCO Technologies Inc.	20,870	1,467
	UniFirst Corp.	9,498	1,467
*	PGT Innovations Inc.	74,043	1,427

*	Saia Inc.	22,737	1,371
*	American Woodmark Corp.	20,018	1,339
	Mobile Mini Inc.	32,531	1,315
	Allegiant Travel Co. Class A	9,666	1,299
	Interface Inc. Class A	76,015	1,231
	AAON Inc.	32,301	1,226
	US Ecology Inc.	17,486	1,218
	Brady Corp. Class A	27,824	1,212
*	Patrick Industries Inc.	29,904	1,188
	Franklin Electric Co. Inc.	25,367	1,148
	Universal Forest Products Inc.	41,130	1,138
	Watts Water Technologies Inc. Class A	14,981	1,105
	Cubic Corp.	17,660	1,081
	Alamo Group Inc.	12,337	1,022
	Federal Signal Corp.	40,157	942
	Actuant Corp. Class A	29,686	760
*	Vicor Corp.	20,593	737
	Apogee Enterprises Inc.	19,955	727
	Viad Corp.	13,555	682
	Standex International Corp.	8,390	669
	Lindsay Corp.	6,450	652
	Wabash National Corp.	37,967	590
	Tennant Co.	9,507	569
	Marten Transport Ltd.	28,729	560
	Heartland Express Inc.	23,627	490
	Quanex Building Products Corp.	27,356	432
	Forrester Research Inc.	7,880	368
	Multi-Color Corp.	8,002	355
	Griffon Corp.	21,159	257
*	Lydall Inc.	9,503	210
	RR Donnelley & Sons Co.	27,570	175
			90,131
Information Technology (15.2%)
	Cabot Microelectronics Corp.	35,923	3,861
*	Qualys Inc.	42,946	3,382
*	Rogers Corp.	23,543	3,029
*	Semtech Corp.	53,401	2,848
*	II-VI Inc.	75,276	2,817
	Brooks Automation Inc.	90,427	2,745
*	Bottomline Technologies DE Inc.	46,856	2,580
*	ExlService Holdings Inc.	43,928	2,546
*	Advanced Energy Industries Inc.	50,071	2,355
	Progress Software Corp.	57,603	2,025
*	SPS Commerce Inc.	22,363	1,906
	Kulicke & Soffa Industries Inc.	86,450	1,867
*	Viavi Solutions Inc.	179,833	1,824
*	MaxLinear Inc.	79,852	1,629
*	FormFactor Inc.	94,446	1,557
*	Virtusa Corp.	34,987	1,551
	KEMET Corp.	73,360	1,502
	Power Integrations Inc.	23,685	1,501
*	TTM Technologies Inc.	117,949	1,402
	Ebix Inc.	28,982	1,369
	Badger Meter Inc.	23,810	1,322
*	Electro Scientific Industries Inc.	43,626	1,283
*	8x8 Inc.	64,382	1,269
*	Alarm.com Holdings Inc.	24,023	1,222

*,^	SolarEdge Technologies Inc.	31,158	1,213
*	Rambus Inc.	137,697	1,201
	Cohu Inc.	51,915	1,018
*	Extreme Networks Inc.	151,797	999
*	ePlus Inc.	11,965	978
*	Oclaro Inc.	120,433	972
*	Itron Inc.	16,711	905
*	Rudolph Technologies Inc.	40,918	868
*	Axcelis Technologies Inc.	41,505	827
	EVERTEC Inc.	30,215	826
*	CalAmp Corp.	45,259	801
*	OSI Systems Inc.	10,789	781
*	MicroStrategy Inc. Class A	5,928	769
*	CEVA Inc.	28,257	734
*	Control4 Corp.	33,478	729
	CSG Systems International Inc.	20,198	708
	Methode Electronics Inc.	23,241	704
*	FARO Technologies Inc.	14,155	704
*	Nanometrics Inc.	21,673	696
*	LivePerson Inc.	36,088	681
	CTS Corp.	22,384	649
	Monotype Imaging Holdings Inc.	33,290	574
	TTEC Holdings Inc.	17,660	517
	NIC Inc.	39,054	508
*,^	Applied Optoelectronics Inc.	23,880	492
	ADTRAN Inc.	31,071	387
	Xperi Corp.	24,067	339
*	Ultra Clean Holdings Inc.	34,637	326
*	Unisys Corp.	17,738	240
*,^	Ichor Holdings Ltd.	10,328	188
*	Agilysys Inc.	11,150	184
	Park Electrochemical Corp.	9,442	168
*	PDF Solutions Inc.	13,635	126
*	Kopin Corp.	49,627	82
			71,286
Materials (3.6%)
*	Ingevity Corp.	53,832	5,276
	Quaker Chemical Corp.	10,408	2,147
	Balchem Corp.	24,326	2,109
	HB Fuller Co.	29,768	1,436
	Innospec Inc.	15,350	1,132
*	Kraton Corp.	40,911	1,072
*	US Concrete Inc.	20,499	806
	Neenah Inc.	9,711	669
*	AdvanSix Inc.	20,623	592
*	Koppers Holdings Inc.	27,170	507
	Myers Industries Inc.	28,753	474
	Schweitzer-Mauduit International Inc.	16,462	469
	American Vanguard Corp.	23,807	398
			17,087
Real Estate (6.7%)
	EastGroup Properties Inc.	45,769	4,578
	Lexington Realty Trust	273,234	2,399
	Four Corners Property Trust Inc.	85,548	2,373
	PS Business Parks Inc.	14,804	2,088
	National Storage Affiliates Trust	72,321	2,023

		HFF Inc. Class A		50,059	2,022
		Easterly Government Properties Inc.		77,429	1,411
		Agree Realty Corp.		22,025	1,312
		Retail Opportunity Investments Corp.		72,315	1,309
		LTC Properties Inc.		26,923	1,250
		CareTrust REIT Inc.		61,272	1,227
		Universal Health Realty Income Trust		16,215	1,138
		Global Net Lease Inc.		51,157	1,033
		Chesapeake Lodging Trust		33,295	984
		Summit Hotel Properties Inc.		87,319	974
*		RPT Realty		65,770	940
		American Assets Trust Inc.		21,777	906
		Getty Realty Corp.		23,142	708
*		Marcus & Millichap Inc.		15,630	570
		Armada Hoffler Properties Inc.		35,564	541
		Saul Centers Inc.		7,741	408
		iStar Inc.		37,212	397
		Community Healthcare Trust Inc.		10,681	337
		Whitestone REIT		22,500	317
		Urstadt Biddle Properties Inc. Class A		15,356	316
					31,561
Utilities (2.1%)
		American States Water Co.		29,612	1,986
		Avista Corp.		36,143	1,880
		California Water Service Group		39,357	1,800
		El Paso Electric Co.		27,573	1,526
		South Jersey Industries Inc.		48,104	1,501
		Northwest Natural Holding Co.		16,252	1,078
					9,771
Total Common Stocks (Cost $440,636)					467,270
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	2.407%		31,152	3,115

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.3%)
4	United States Treasury Bill	2.194%—2.199%	1/24/19	1,500	1,495
Total Temporary Cash Investments (Cost $4,610)					4,610
Total Investments (100.5%) (Cost $445,246)					471,880
Other Assets and Liabilities-Net (-0.5%)3					(2,455)
Net Assets (100%)					469,425

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,984,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $3,136,000 of collateral received for securities on loan.
4	Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	28	2,148	(140)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

S&P Small-Cap 600 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	467,270	—	—
Temporary Cash Investments	3,115	1,495	—
Futures Contracts—Assets[1]	7	—	—
Total	470,392	1,495	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)   Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.